Nationwide DestinationSM [L]
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 77. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III

•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series II
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series II
•	Invesco - Invesco V.I. Main Street Fund: Series II
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [1]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Optional Death Benefits (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one option)
One-Year Enhanced Death Benefit Option	0.20%
Total Variable Account Charges (including this option only)	1.95%
One-Month Enhanced Death Benefit Option	0.35%
Total Variable Account Charges (including this option only)	2.10%
Combination Enhanced Death Benefit Option	0.45%
Total Variable Account Charges (including this option only)	2.20%
Beneficiary Protector II Option (assessed as an annualized percentage of Daily Net Assets)	0.35% [2]
Total Variable Account Charges (including this option only)	2.10%
Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base3)
10% Nationwide Lifetime Income Rider	1.20%
7% Nationwide Lifetime Income Rider	1.00%
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [4]
Joint Options for the Nationwide Lifetime Income Riders (assessed annually as a percentage of the Current Income Benefit Base3) (eligible applicants may purchase the option that corresponds to the elected lifetime income option)

Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [5]
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [6]
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit Option	0.45%
Beneficiary Protector II Option	0.35%
10% Nationwide Lifetime Income Rider	1.20% [7]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [7]
Maximum Possible Total Variable Account Charges	4.05% [8]

[1]	On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is $50,000 or less on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
[2]	In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.
[3]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[4]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[5]	The Joint Option for the 10% Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option for the10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[6]	The Joint Option for the 7% Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[7]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[8]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.41%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and

•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.05%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,414	$2,596	$3,420	$6,490	*	$2,096	$3,420	$6,490	$714	$2,096	$3,420	$6,490
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,200	$1,999	$2,499	$4,998	*	$1,499	$2,499	$4,998	$500	$1,499	$2,499	$4,998
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Purchase Payment Variable Deferred Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.

Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.

Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Optional Death Benefits
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.45% of the Daily Net Assets.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account will be assessed a fee of 0.35%.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider.

If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Lifetime Income Option is not available if either of the following optional benefits is elected: 10% Lifetime Income Option, 5% Lifetime Income Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option could not be elected if another Lifetime Income Option was elected.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.

Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.

The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.

Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.
A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
The contract described in this prospectus is incontestable two years after the date of issue or during the lifetime of the Annuitant, whichever is shorter.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.

Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.

Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least four years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Optional Death Benefits
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.

The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider cannot be elected if either of the following optional benefits is elected: 7% Nationwide Lifetime Income Rider, 5% Nationwide Lifetime Income Rider.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).

Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).

Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.

For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application for contracts issued only in the State of New York. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Lifetime Income Option is not available if either of the following optional benefits is elected: 10% Lifetime Income Option, 5% Lifetime Income Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:

(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.75%	4.75%	5.75%
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts issued before December 5, 2011 or the date of state approval of the changes noted above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment

Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.

For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Effective November 1, 2010, the 5% Nationwide Lifetime Income Rider is no longer available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option could not be elected if another Lifetime Income Option was elected.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Restrictions
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.

Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
A Contract Owner will receive the greatest Lifetime Withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.

For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:

(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.

The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:

(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:

(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics.
The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Option (33% NVIT American Funds Asset Allocation Fund, 33% NVIT American Funds Bond Fund and 34% NVIT American Funds Growth-Income Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.

Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.10%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.75%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 2.10% will have a lower unit value than Sub-Account X with charges of 1.75% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.

If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);

•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including Purchase Payment Credits) allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.75% to 2.55% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.

Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.

Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class

to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Refer to the Income Benefit Investment Options provision for the investment options available for the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider.

Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%

The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.

Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the elected Nationwide Lifetime Income Rider. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - NVIT American Funds Asset Allocation Fund, 33% NVIT - NVIT American Funds Bond Fund, and 34% NVIT - NVIT American Funds Growth-Income Fund) and Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II). The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the Sub-Accounts investing in the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.

Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).

Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 75th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or

(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.45% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and all of the death benefit options include a Spousal Protection Feature at no additional cost. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.

If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.75% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the

Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-151990

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.75%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2020 (the maximum Variable Account charge of 2.55%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.995693	13.388889	3.03%	89
2019	11.477850	12.995693	13.22%	89
2018	12.609964	11.477850	-8.98%	89
2017	11.225990	12.609964	12.33%	90
2016	11.053331	11.225990	1.56%	90
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	2,163
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.761351	8.798342	0.42%	0
2019	7.635437	8.761351	14.75%	0
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	41.583290	42.102986	1.25%	118,010
2019	35.298671	41.583290	17.80%	106,760
2018	42.419393	35.298671	-16.79%	103,848
2017	38.256744	42.419393	10.88%	117,344
2016	31.200744	38.256744	22.61%	130,900
2015	33.673966	31.200744	-7.34%	152,228
2014	31.459395	33.673966	7.04%	166,500
2013	23.263995	31.459395	35.23%	179,568
2012	19.987746	23.263995	16.39%	211,356
2011	22.262631	19.987746	-10.22%	210,324

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	13.510968	14.542884	7.64%	1,054,053
2019	12.627447	13.510968	7.00%	1,133,763
2018	13.226427	12.627447	-4.53%	1,315,665
2017	12.984597	13.226427	1.86%	1,325,237
2016	12.659799	12.984597	2.57%	1,298,037
2015	13.211386	12.659799	-4.18%	1,344,709
2014	13.017171	13.211386	1.49%	1,479,574
2013	14.476590	13.017171	-10.08%	1,545,443
2012	13.721610	14.476590	5.50%	1,416,085
2011	12.497477	13.721610	9.80%	1,147,753
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	31.396233	31.189187	-0.66%	250,662
2019	24.772924	31.396233	26.74%	243,986
2018	28.972226	24.772924	-14.49%	278,135
2017	26.453221	28.972226	9.52%	305,848
2016	21.939001	26.453221	20.58%	331,613
2015	22.688162	21.939001	-3.30%	340,261
2014	19.866235	22.688162	14.20%	378,123
2013	15.565748	19.866235	27.63%	401,610
2012	13.631589	15.565748	14.19%	444,912
2011	13.991845	13.631589	-2.57%	415,881
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	33.707883	33.393006	-0.93%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.542041	12.135255	5.14%	2,659
2019	10.227560	11.542041	12.85%	1,220
2018	10.720397	10.227560	-4.60%	148
2017	10.189546	10.720397	5.21%	2,345
2016	9.192196	10.189546	10.85%	1,490
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.426801	11.119524	6.64%	147,009
2019	9.723128	10.426801	7.24%	194,110
2018	9.969194	9.723128	-2.47%	201,728
2017	9.831075	9.969194	1.40%	174,308
2016	9.765557	9.831075	0.67%	164,156
2015*	10.000000	9.765557	-2.34%	126,996
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.476580	14.731042	1.76%	21,727
2019	11.559932	14.476580	25.23%	23,635
2018	12.709605	11.559932	-9.05%	26,544
2017	11.104182	12.709605	14.46%	29,362
2016	9.737612	11.104182	14.03%	28,281
2015*	10.000000	9.737612	-2.62%	13,367

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	17.401283	20.637378	18.60%	104,573
2019	15.040663	17.401283	15.69%	126,856
2018	16.565571	15.040663	-9.21%	147,471
2017	14.827213	16.565571	11.72%	187,792
2016	14.537422	14.827213	1.99%	226,473
2015	14.945997	14.537422	-2.73%	274,575
2014	14.923860	14.945997	0.15%	343,120
2013	13.275810	14.923860	12.41%	419,979
2012	12.288096	13.275810	8.04%	471,716
2011	12.978965	12.288096	-5.32%	577,083
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.976111	13.749252	5.96%	25,260
2019	11.019331	12.976111	17.76%	28,170
2018	13.303536	11.019331	-17.17%	26,918
2017	11.769594	13.303536	13.03%	28,401
2016	10.397956	11.769594	13.19%	35,712
2015	10.856344	10.397956	-4.22%	38,622
2014*	10.000000	10.856344	8.56%	27,899
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	46.730696	50.796896	8.70%	44,460
2019	38.918182	46.730696	20.07%	43,588
2018	43.521784	38.918182	-10.58%	52,441
2017	39.406965	43.521784	10.44%	50,692
2016	31.899888	39.406965	23.53%	88,197
2015	33.242517	31.899888	-4.04%	77,554
2014	32.186213	33.242517	3.28%	92,469
2013	23.280544	32.186213	38.25%	106,920
2012	20.473298	23.280544	13.71%	121,044
2011	20.720623	20.473298	-1.19%	112,957
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	37.403592	43.258547	15.65%	91,238
2019	29.095751	37.403592	28.55%	104,129
2018	31.128111	29.095751	-6.53%	116,825
2017	26.136670	31.128111	19.10%	140,169
2016	23.869921	26.136670	9.50%	190,744
2015	24.085928	23.869921	-0.90%	234,451
2014	21.674639	24.085928	11.12%	253,158
2013	16.749922	21.674639	29.40%	286,175
2012	14.764267	16.749922	13.45%	290,506
2011	14.787085	14.764267	-0.15%	253,216

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	33.388665	40.474258	21.22%	175,542
2019	25.027866	33.388665	33.41%	203,529
2018	27.424124	25.027866	-8.74%	219,647
2017	21.975600	27.424124	24.79%	251,684
2016	20.779660	21.975600	5.76%	294,021
2015	21.739768	20.779660	-4.42%	339,654
2014	20.520863	21.739768	5.94%	383,241
2013	17.286242	20.520863	18.71%	444,848
2012	15.975323	17.286242	8.21%	466,531
2011	14.952491	15.975323	6.84%	377,662
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.987660	11.476208	4.45%	240
2019	9.597586	10.987660	14.48%	240
2018	10.176426	9.597586	-5.69%	240
2017*	10.000000	10.176426	1.76%	20
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	16.844046	16.189012	-3.89%	51,275
2019	13.423198	16.844046	25.48%	51,124
2018	16.451231	13.423198	-18.41%	52,361
2017	14.981834	16.451231	9.81%	55,453
2016	11.632000	14.981834	28.80%	69,643
2015	12.657171	11.632000	-8.10%	98,687
2014	12.197325	12.657171	3.77%	64,942
2013*	10.000000	12.197325	21.97%	8,527
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.843385	10.866618	0.21%	14,110
2019	10.306919	10.843385	5.20%	12,189
2018	10.500539	10.306919	-1.84%	25,335
2017	10.331401	10.500539	1.64%	16,110
2016	9.651508	10.331401	7.04%	8,276
2015	9.921864	9.651508	-2.72%	9,987
2014	10.041128	9.921864	-1.19%	346
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.433682	13.416483	28.59%	979
2019	8.219846	10.433682	26.93%	797
2018*	10.000000	8.219846	-17.80%	575

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	17.724374	19.545827	10.28%	567,175
2019	15.585374	17.724374	13.72%	573,922
2018	16.570740	15.585374	-5.95%	648,249
2017	14.951678	16.570740	10.83%	686,994
2016	14.460919	14.951678	3.39%	754,386
2015	14.796984	14.460919	-2.27%	864,629
2014	14.451944	14.796984	2.39%	967,926
2013	12.994518	14.451944	11.22%	945,679
2012	11.853500	12.994518	9.63%	1,046,389
2011	12.115952	11.853500	-2.17%	924,736
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	19.363718	21.825612	12.71%	1,823,831
2019	16.440400	19.363718	17.78%	1,919,881
2018	17.817867	16.440400	-7.73%	2,097,856
2017	15.597977	17.817867	14.23%	2,370,756
2016	15.004361	15.597977	3.96%	2,659,413
2015	15.342047	15.004361	-2.20%	2,904,608
2014	14.929274	15.342047	2.76%	3,408,823
2013	13.140604	14.929274	13.61%	3,553,393
2012	11.829064	13.140604	11.09%	3,568,208
2011	12.190669	11.829064	-2.97%	3,137,971
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	21.360629	24.479805	14.60%	17,599
2019	17.517235	21.360629	21.94%	23,405
2018	19.393080	17.517235	-9.67%	26,496
2017	16.353289	19.393080	18.59%	36,719
2016	15.646468	16.353289	4.52%	36,207
2015	16.009966	15.646468	-2.27%	43,663
2014	15.557219	16.009966	2.91%	47,595
2013	13.042099	15.557219	19.28%	51,883
2012	11.525200	13.042099	13.16%	56,137
2011	12.071604	11.525200	-4.53%	71,282
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.588125	16.304453	19.99%	49,286
2019	11.142978	13.588125	21.94%	11,670
2018	11.869726	11.142978	-6.12%	19,060
2017	10.403804	11.869726	14.09%	14,226
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	42.648517	54.571298	27.96%	5,851
2019	33.066512	42.648517	28.98%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	12.980884	8.559815	-34.06%	11,811
2019	12.030208	12.980884	7.90%	16,936
2018	16.277352	12.030208	-26.09%	18,988
2017	17.039350	16.277352	-4.47%	21,832
2016	12.989684	17.039350	31.18%	34,655
2015	16.683154	12.989684	-22.14%	50,470
2014	19.465593	16.683154	-14.29%	44,668
2013	15.958849	19.465593	21.97%	46,518
2012	15.509505	15.958849	2.90%	52,783
2011	16.651031	15.509505	-6.86%	39,381
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	30.274853	31.660777	4.58%	282,460
2019	24.242577	30.274853	24.88%	264,721
2018	26.980327	24.242577	-10.15%	299,138
2017	24.375886	26.980327	10.68%	328,111
2016	21.076366	24.375886	15.66%	369,917
2015	22.401267	21.076366	-5.91%	452,847
2014	21.018038	22.401267	6.58%	565,867
2013	16.735236	21.018038	25.59%	652,254
2012	14.552109	16.735236	15.00%	690,853
2011	14.714425	14.552109	-1.10%	680,225
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.622664	15.457774	5.71%	18,896
2019	11.476735	14.622664	27.41%	19,478
2018	12.864962	11.476735	-10.79%	7,120
2017	11.228216	12.864962	14.58%	8,505
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	42.651329	60.155147	41.04%	177,458
2019	32.401875	42.651329	31.63%	248,592
2018	33.125525	32.401875	-2.18%	259,608
2017	25.007038	33.125525	32.46%	302,755
2016	25.312028	25.007038	-1.20%	340,074
2015	24.098990	25.312028	5.03%	423,143
2014	22.094915	24.098990	9.07%	458,784
2013	16.535427	22.094915	33.62%	400,817
2012	14.711717	16.535427	12.40%	418,737
2011	14.978073	14.711717	-1.78%	374,500

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	14.617201	15.677431	7.25%	817,324
2019	13.598682	14.617201	7.49%	850,065
2018	13.952057	13.598682	-2.53%	958,822
2017	13.654784	13.952057	2.18%	939,075
2016	13.301694	13.654784	2.65%	910,632
2015	13.654647	13.301694	-2.58%	1,039,225
2014	13.158621	13.654647	3.77%	1,157,895
2013	13.675795	13.158621	-3.78%	1,228,244
2012	13.181320	13.675795	3.75%	1,168,603
2011	12.533669	13.181320	5.17%	934,469
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	45.751358	52.982283	15.80%	241,464
2019	37.805757	45.751358	21.02%	257,321
2018	45.153552	37.805757	-16.27%	256,120
2017	38.125550	45.153552	18.43%	298,390
2016	34.669062	38.125550	9.97%	354,933
2015	35.870883	34.669062	-3.35%	406,591
2014	34.432944	35.870883	4.18%	484,370
2013	25.793803	34.432944	33.49%	533,207
2012	22.916990	25.793803	12.55%	617,061
2011	26.163996	22.916990	-12.41%	572,225
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	26.963647	30.553893	13.32%	141,367
2019	21.524452	26.963647	25.27%	144,984
2018	25.793978	21.524452	-16.55%	157,369
2017	20.195707	25.793978	27.72%	171,830
2016	21.697549	20.195707	-6.92%	191,052
2015	21.379298	21.697549	1.49%	200,713
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.523388	12.384384	-8.42%	2,026
2019	11.195059	13.523388	20.80%	1,679
2018	12.181991	11.195059	-8.10%	0
2017	11.947729	12.181991	1.96%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	14.474772	15.891538	9.79%	59,136
2019	12.291558	14.474772	17.76%	60,565
2018	13.847916	12.291558	-11.24%	21,822
2017	12.586187	13.847916	10.02%	23,631
2016	11.317969	12.586187	11.21%	27,586
2015	12.282750	11.317969	-7.85%	37,109
2014	12.155342	12.282750	1.05%	45,705
2013	9.995709	12.155342	21.61%	53,932
2012	8.821565	9.995709	13.31%	50,714
2011	9.118982	8.821565	-3.26%	50,796

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	17.438367	17.252035	-1.07%	87,436
2019	15.293054	17.438367	14.03%	102,237
2018	16.267133	15.293054	-5.99%	108,180
2017	15.095803	16.267133	7.76%	128,693
2016	13.474340	15.095803	12.03%	148,721
2015	14.755268	13.474340	-8.68%	182,967
2014	14.355460	14.755268	2.79%	227,547
2013	12.823360	14.355460	11.95%	235,118
2012	11.586341	12.823360	10.68%	201,160
2011	11.517649	11.586341	0.60%	145,235
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	42.350492	43.768402	3.35%	62,312
2019	34.115883	42.350492	24.14%	56,827
2018	39.859784	34.115883	-14.41%	61,019
2017	36.662493	39.859784	8.72%	66,419
2016	28.661334	36.662493	27.92%	96,057
2015	31.498756	28.661334	-9.01%	93,317
2014	31.877872	31.498756	-1.19%	119,719
2013	23.815169	31.877872	33.86%	135,735
2012	20.475326	23.815169	16.31%	156,557
2011	21.653562	20.475326	-5.44%	148,248
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.065601	13.891484	15.13%	0
2019	9.692817	12.065601	24.48%	3,215
2018	11.717292	9.692817	-17.28%	3,215
2017	8.493234	11.717292	37.96%	5,371
2016	7.360283	8.493234	15.39%	4,148
2015	9.318140	7.360283	-21.01%	3,215
2014*	10.000000	9.318140	-6.82%	3,215
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	21.574101	20.951056	-2.89%	12
2019	19.513519	21.574101	10.56%	638
2018	23.490615	19.513519	-16.93%	859
2017	20.487734	23.490615	14.66%	208
2016	19.455662	20.487734	5.30%	1,143
2015	21.177287	19.455662	-8.13%	1,144
2014	24.254593	21.177287	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.299748	8.654424	-6.94%	50,772
2019	9.278618	9.299748	0.23%	75,085
2018	9.265261	9.278618	0.14%	92,831
2017	9.251671	9.265261	0.15%	134,458
2016	9.147207	9.251671	1.14%	165,389
2015	9.728973	9.147207	-5.98%	190,188
2014	9.724029	9.728973	0.05%	220,898

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	12.655488	12.945496	2.29%	630
2019	11.507317	12.655488	9.98%	667
2018	12.244333	11.507317	-6.02%	700
2017	11.017255	12.244333	11.14%	737
2016	10.746793	11.017255	2.52%	772
2015	11.613836	10.746793	-7.47%	1,226
2014	11.372017	11.613836	2.13%	1,281
2013	10.191846	11.372017	11.58%	1,969
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.025753	10.512198	4.85%	0
2019	9.377087	10.025753	6.92%	0
2018*	10.000000	9.377087	-6.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.741083	10.277704	5.51%	0
2019	9.441271	9.741083	3.18%	0
2018	10.124128	9.441271	-6.74%	0
2017	9.938737	10.124128	1.87%	872
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.617689	46.18%	62,337
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	42.602580	53.299725	25.11%	14,191
2019	32.985881	42.602580	29.15%	17,827
2018	38.769523	32.985881	-14.92%	17,978
2017	28.945022	38.769523	33.94%	19,112
2016	29.505521	28.945022	-1.90%	19,813
2015	28.967317	29.505521	1.86%	24,371
2014	28.889338	28.967317	0.27%	26,714
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.619266	10.745570	1.19%	0
2019	9.771956	10.619266	8.67%	0
2018	10.419978	9.771956	-6.22%	0
2017	10.001326	10.419978	4.19%	1,657
2016	9.578845	10.001326	4.41%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	33.841692	37.802497	11.70%	131,800
2019	26.146207	33.841692	29.43%	150,882
2018	28.959603	26.146207	-9.71%	177,641
2017	25.270018	28.959603	14.60%	209,934
2016	23.108011	25.270018	9.36%	241,830
2015	22.810911	23.108011	1.30%	217,852
2014	21.029962	22.810911	8.47%	234,206
2013	16.284679	21.029962	29.14%	289,653
2012	14.214463	16.284679	14.56%	312,864
2011	14.512770	14.214463	-2.06%	287,020
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.118090	17.251746	7.03%	12,556
2019	13.120208	16.118090	22.85%	12,690
2018	15.107729	13.120208	-13.16%	12,558
2017	13.410910	15.107729	12.65%	12,787
2016	12.061506	13.410910	11.19%	12,958
2015	12.825380	12.061506	-5.96%	13,355
2014	12.531340	12.825380	2.35%	13,547
2013	9.928417	12.531340	26.22%	8,031
2012*	10.000000	9.928417	-0.72%	6,129
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	44.960639	52.847888	17.54%	63,672
2019	36.280130	44.960639	23.93%	75,784
2018	41.280631	36.280130	-12.11%	74,592
2017	36.883159	41.280631	11.92%	85,857
2016	31.900693	36.883159	15.62%	103,541
2015	34.575949	31.900693	-7.74%	115,850
2014	31.518440	34.575949	9.70%	128,766
2013	22.812364	31.518440	38.16%	133,387
2012	19.732795	22.812364	15.61%	156,510
2011	20.573839	19.732795	-4.09%	144,735
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.764832	12.801975	18.92%	130,277
2019	8.563019	10.764832	25.71%	172,208
2018	10.834904	8.563019	-20.97%	139,835
2017	8.721003	10.834904	24.24%	124,863
2016	9.123662	8.721003	-4.41%	119,528
2015	9.006445	9.123662	1.30%	97,927
2014*	10.000000	9.006445	-9.94%	34,291

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.174212	19.215395	11.89%	75,307
2019	14.354042	17.174212	19.65%	79,136
2018	15.451603	14.354042	-7.10%	86,410
2017	13.296360	15.451603	16.21%	108,013
2016	13.889249	13.296360	-4.27%	133,741
2015	15.424075	13.889249	-9.95%	205,385
2014	16.571392	15.424075	-6.92%	247,175
2013	13.478931	16.571392	22.94%	292,548
2012	11.512000	13.478931	17.09%	296,212
2011	12.626540	11.512000	-8.83%	289,805
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.533594	14.098248	4.17%	2,064
2019	12.388067	13.533594	9.25%	2,354
2018	12.882390	12.388067	-3.84%	2,896
2017	12.290364	12.882390	4.82%	8,020
2016	10.765970	12.290364	14.16%	7,447
2015	11.720147	10.765970	-8.14%	22,707
2014	11.705933	11.720147	0.12%	31,696
2013	10.782323	11.705933	8.57%	77,488
2012*	10.000000	10.782323	7.82%	20,875
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	21.746995	31.836823	46.40%	54,012
2019	16.046202	21.746995	35.53%	68,629
2018	16.343191	16.046202	-1.82%	63,940
2017	13.107873	16.343191	24.68%	75,587
2016	12.571862	13.107873	4.26%	75,459
2015	13.580801	12.571862	-7.43%	88,341
2014	12.814288	13.580801	5.98%	109,736
2013	10.037435	12.814288	27.66%	76,419
2012*	10.000000	10.037435	0.37%	48,034
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.360648	11.222886	8.32%	420,920
2019	9.649897	10.360648	7.37%	352,606
2018	9.950738	9.649897	-3.02%	350,734
2017	9.798941	9.950738	1.55%	337,530
2016	9.756238	9.798941	0.44%	325,403
2015*	10.000000	9.756238	-2.44%	66,987

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	54.309763	74.188922	36.60%	78,468
2019	40.391748	54.309763	34.46%	104,801
2018	40.420567	40.391748	-0.07%	133,310
2017	31.645736	40.420567	27.73%	158,732
2016	31.594142	31.645736	0.16%	191,478
2015	28.727558	31.594142	9.98%	237,108
2014	26.956617	28.727558	6.57%	289,100
2013	20.962185	26.956617	28.60%	364,543
2012	17.226388	20.962185	21.69%	388,566
2011	18.840477	17.226388	-8.57%	348,957
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	32.778730	48.543256	48.09%	14,285
2019	23.037227	32.778730	42.29%	17,249
2018	23.238659	23.037227	-0.87%	25,116
2017	16.320797	23.238659	42.39%	28,671
2016	14.589746	16.320797	11.86%	30,107
2015	14.190371	14.589746	2.81%	20,663
2014	13.208445	14.190371	7.43%	8,060
2013	9.929462	13.208445	33.02%	14,186
2012*	10.000000	9.929462	-0.71%	14,673
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	31.344766	35.730496	13.99%	1,659
2019	25.178632	31.344766	24.49%	3,641
2018	30.201271	25.178632	-16.63%	3,685
2017	23.498756	30.201271	28.52%	7,832
2016	25.635747	23.498756	-8.34%	9,099
2015	28.611695	25.635747	-10.40%	13,279
2014	33.130857	28.611695	-13.64%	16,036
2013	29.506835	33.130857	12.28%	19,631
2012	26.536056	29.506835	11.20%	27,031
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.995883	9.695695	-3.00%	2,996
2019	8.611608	9.995883	16.07%	3,054
2018	10.763266	8.611608	-19.99%	3,357
2017	8.569707	10.763266	25.60%	3,404
2016	7.221288	8.569707	18.67%	7,317
2015	9.193954	7.221288	-21.46%	4,489
2014	9.812785	9.193954	-6.31%	2,232
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.509924	11.092917	5.55%	84,443
2019	9.867284	10.509924	6.51%	79,902
2018	10.148188	9.867284	-2.77%	76,715
2017	9.944211	10.148188	2.05%	50,524
2016*	10.000000	9.944211	-0.56%	31,298

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	21.984629	31.446519	43.04%	51,792
2019	15.838692	21.984629	38.80%	49,871
2018	16.404179	15.838692	-3.45%	46,275
2017	13.215531	16.404179	24.13%	24,372
2016	12.362520	13.215531	6.90%	22,793
2015	12.858653	12.362520	-3.86%	26,701
2014	14.148077	12.858653	-9.11%	34,174
2013	10.196918	14.148077	38.75%	75,541
2012*	10.000000	10.196918	1.97%	13,473
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	37.901545	38.437426	1.41%	474,708
2019	29.787494	37.901545	27.24%	483,643
2018	33.824310	29.787494	-11.93%	541,557
2017	29.335665	33.824310	15.30%	604,300
2016	26.241671	29.335665	11.79%	646,568
2015	26.960908	26.241671	-2.67%	685,850
2014	24.900646	26.960908	8.27%	677,075
2013	18.690785	24.900646	33.22%	756,316
2012	16.417040	18.690785	13.85%	793,624
2011	16.787166	16.417040	-2.20%	763,764
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.824862	12.284018	13.48%	657
2019*	10.000000	10.824862	8.25%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	21.343535	25.207367	18.10%	538,650
2019	17.288585	21.343535	23.45%	610,631
2018	19.494003	17.288585	-11.31%	662,700
2017	15.644395	19.494003	24.61%	711,696
2016	15.333259	15.644395	2.03%	779,284
2015	14.678641	15.333259	4.46%	857,745
2014	14.772760	14.678641	-0.64%	874,597
2013	11.780323	14.772760	25.40%	830,875
2012	10.342861	11.780323	13.90%	875,213
2011	10.717202	10.342861	-3.49%	746,328
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.281986	32.82%	1,902
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.593541	35.94%	341
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.645306	11.277205	-3.16%	626
2019	9.269537	11.645306	25.63%	551
2018	10.243756	9.269537	-9.51%	6,833
2017	9.263630	10.243756	10.58%	8,269
2016	8.200726	9.263630	12.96%	8,250
2015*	10.000000	8.200726	-17.99%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	21.056976	23.613271	12.14%	32,186
2019	17.283678	21.056976	21.83%	36,235
2018	18.954527	17.283678	-8.82%	37,191
2017	16.415371	18.954527	15.47%	48,608
2016	15.050741	16.415371	9.07%	59,846
2015	16.501542	15.050741	-8.79%	69,186
2014	17.149472	16.501542	-3.78%	92,113
2013	13.231297	17.149472	29.61%	111,808
2012	10.982532	13.231297	20.48%	113,461
2011	11.280501	10.982532	-2.64%	79,514
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	12.962051	19.199427	48.12%	157,588
2019	9.931581	12.962051	30.51%	161,715
2018	12.131922	9.931581	-18.14%	166,998
2017	9.835683	12.131922	23.35%	161,633
2016	10.264111	9.835683	-4.17%	172,400
2015	10.515782	10.264111	-2.39%	197,494
2014	10.849797	10.515782	-3.08%	205,051
2013	9.120622	10.849797	18.96%	199,759
2012	8.036198	9.120622	13.49%	199,808
2011	9.050027	8.036198	-11.20%	200,219
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	18.898041	20.794940	10.04%	21,858,193
2019	15.924989	18.898041	18.67%	23,649,775
2018	17.059679	15.924989	-6.65%	25,818,274
2017	14.994535	17.059679	13.77%	28,463,652
2016	14.000824	14.994535	7.10%	30,802,450
2015	14.111333	14.000824	-0.78%	31,682,305
2014	13.679983	14.111333	3.15%	33,542,774
2013	11.293817	13.679983	21.13%	34,294,223
2012	9.934130	11.293817	13.69%	33,789,932
2011	10.017612	9.934130	-0.83%	27,378,257
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	11.815215	12.677127	7.29%	6,871,317
2019	11.034410	11.815215	7.08%	7,135,954
2018	11.353917	11.034410	-2.81%	7,980,197
2017	11.196015	11.353917	1.41%	8,338,051
2016	11.100673	11.196015	0.86%	8,086,588
2015	11.324564	11.100673	-1.98%	8,665,683
2014	10.979648	11.324564	3.14%	9,077,272
2013	11.470453	10.979648	-4.28%	9,391,812
2012	11.122824	11.470453	3.13%	8,377,065
2011	10.707494	11.122824	3.88%	6,508,402

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	23.320079	29.769689	27.66%	410,979
2019	17.610611	23.320079	32.42%	512,506
2018	19.790944	17.610611	-11.02%	560,688
2017	15.379692	19.790944	28.68%	612,362
2016	15.623617	15.379692	-1.56%	691,838
2015	14.925333	15.623617	4.68%	709,847
2014	14.917365	14.925333	0.05%	768,617
2013	11.802543	14.917365	26.39%	821,865
2012	9.839907	11.802543	19.95%	871,812
2011	11.042898	9.839907	-10.89%	779,442
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	25.087775	37.342437	48.85%	433,589
2019	19.598859	25.087775	28.01%	566,586
2018	20.081770	19.598859	-2.40%	596,750
2017	15.992791	20.081770	25.57%	723,473
2016	14.924156	15.992791	7.16%	838,063
2015	14.272660	14.924156	4.56%	962,300
2014	13.442503	14.272660	6.18%	1,045,235
2013	10.556109	13.442503	27.34%	1,158,214
2012	9.151941	10.556109	15.34%	1,223,009
2011	9.772798	9.151941	-6.35%	1,168,803
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.058144	22.284450	11.10%	4,252,787
2019	16.245630	20.058144	23.47%	4,695,631
2018	16.906057	16.245630	-3.91%	5,069,724
2017	14.111928	16.906057	19.80%	6,007,607
2016	12.929086	14.111928	9.15%	7,000,994
2015	13.017917	12.929086	-0.68%	7,714,784
2014	12.020395	13.017917	8.30%	8,490,419
2013	9.200983	12.020395	30.64%	9,482,334
2012	8.000182	9.200983	15.01%	10,721,806
2011	8.328583	8.000182	-3.94%	9,104,503
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	16.244900	16.608611	2.24%	893,880
2019	15.145576	16.244900	7.26%	896,849
2018	15.787057	15.145576	-4.06%	1,001,857
2017	15.110733	15.787057	4.48%	981,277
2016	14.155154	15.110733	6.75%	935,017
2015	14.836111	14.155154	-4.59%	1,075,203
2014	14.535835	14.836111	2.07%	1,140,862
2013	14.962997	14.535835	-2.85%	1,099,947
2012	13.568081	14.962997	10.28%	964,196
2011	13.083288	13.568081	3.71%	803,519

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	34.051650	36.819054	8.13%	21,189
2019	26.862113	34.051650	26.76%	20,665
2018	27.419352	26.862113	-2.03%	21,985
2017	23.207811	27.419352	18.15%	24,395
2016	21.249049	23.207811	9.22%	26,245
2015	21.485335	21.249049	-1.10%	32,200
2014	19.557070	21.485335	9.86%	35,516
2013	15.219252	19.557070	28.50%	35,843
2012	13.606781	15.219252	11.85%	46,901
2011	13.796466	13.606781	-1.37%	30,334
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	33.694028	34.212524	1.54%	207,343
2019	27.001980	33.694028	24.78%	204,030
2018	29.701451	27.001980	-9.09%	218,365
2017	25.685564	29.701451	15.63%	236,847
2016	22.234394	25.685564	15.52%	270,860
2015	24.207767	22.234394	-8.15%	347,972
2014	22.619836	24.207767	7.02%	349,446
2013	17.015902	22.619836	32.93%	377,289
2012	14.656457	17.015902	16.10%	381,474
2011	15.307241	14.656457	-4.25%	391,415
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.070105	12.458585	12.54%	0
2019	9.802299	11.070105	12.93%	0
2018	10.901347	9.802299	-10.08%	0
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.093102	17.797322	10.59%	10,239
2019	13.213674	16.093102	21.79%	10,236
2018	15.069736	13.213674	-12.32%	11,896
2017	12.802587	15.069736	17.71%	12,196
2016	12.024315	12.802587	6.47%	12,629
2015	12.456988	12.024315	-3.47%	47,139
2014	12.133258	12.456988	2.67%	48,888
2013	9.537949	12.133258	27.21%	49,818
2012	8.358114	9.537949	14.12%	64,615
2011	9.086283	8.358114	-8.01%	70,930

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	14.442149	15.562977	7.76%	5,980,969
2019	12.652317	14.442149	14.15%	6,567,126
2018	13.735159	12.652317	-7.88%	7,269,634
2017	12.475606	13.735159	10.10%	7,990,230
2016	11.966272	12.475606	4.26%	8,743,548
2015	12.309826	11.966272	-2.79%	10,057,951
2014	12.012839	12.309826	2.47%	10,959,316
2013	10.663756	12.012839	12.65%	11,666,595
2012	9.773150	10.663756	9.11%	11,772,474
2011	10.082476	9.773150	-3.07%	9,690,557
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	15.553345	17.033456	9.52%	22,014,366
2019	13.165588	15.553345	18.14%	23,785,783
2018	14.592140	13.165588	-9.78%	25,792,022
2017	12.824306	14.592140	13.79%	27,990,017
2016	12.161653	12.824306	5.45%	30,623,814
2015	12.544967	12.161653	-3.06%	33,672,778
2014	12.195542	12.544967	2.87%	36,385,857
2013	10.237652	12.195542	19.12%	37,505,858
2012	9.169449	10.237652	11.65%	36,275,685
2011	9.665696	9.169449	-5.13%	31,507,594
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	12.648620	13.370880	5.71%	3,074,903
2019	11.632636	12.648620	8.73%	3,095,287
2018	12.157713	11.632636	-4.32%	3,356,147
2017	11.633920	12.157713	4.50%	3,960,906
2016	11.318457	11.633920	2.79%	4,352,193
2015	11.605240	11.318457	-2.47%	4,607,315
2014	11.430565	11.605240	1.53%	5,145,679
2013	11.087244	11.430565	3.10%	5,637,402
2012	10.497989	11.087244	5.61%	7,305,008
2011	10.535889	10.497989	-0.36%	5,489,636
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.185507	12.575874	3.20%	26,463
2019	10.893478	12.185507	11.86%	24,809
2018	11.924834	10.893478	-8.65%	25,970
2017	10.575105	11.924834	12.76%	20,325
2016	10.196370	10.575105	3.71%	11,068
2015	10.843625	10.196370	-5.97%	11,315
2014	10.792845	10.843625	0.47%	5,913
2013*	10.000000	10.792845	7.93%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.676843	13.371625	5.48%	149,634
2019	11.179303	12.676843	13.40%	151,439
2018	12.245721	11.179303	-8.71%	119,769
2017	10.580763	12.245721	15.74%	122,076
2016	10.138838	10.580763	4.36%	116,935
2015	10.848497	10.138838	-6.54%	128,225
2014	10.930952	10.848497	-0.75%	87,548
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.046703	16.363698	8.75%	14,281,503
2019	12.962680	15.046703	16.08%	15,403,715
2018	14.201272	12.962680	-8.72%	16,706,911
2017	12.681924	14.201272	11.98%	18,278,220
2016	12.092268	12.681924	4.88%	20,012,478
2015	12.440261	12.092268	-2.80%	21,746,131
2014	12.108469	12.440261	2.74%	23,408,129
2013	10.461468	12.108469	15.74%	24,753,231
2012	9.476046	10.461468	10.40%	25,242,139
2011	9.874824	9.476046	-4.04%	21,042,246
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	15.809028	17.436678	10.30%	22,098
2019	13.164082	15.809028	20.09%	22,366
2018	14.807095	13.164082	-11.10%	37,549
2017	12.763725	14.807095	16.01%	66,177
2016	12.073870	12.763725	5.71%	66,911
2015	12.477060	12.073870	-3.23%	83,187
2014	12.145260	12.477060	2.73%	80,698
2013	9.946771	12.145260	22.10%	73,812
2012	8.835604	9.946771	12.58%	109,661
2011	9.433360	8.835604	-6.34%	112,229
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	13.935324	14.931248	7.15%	2,793,526
2019	12.408854	13.935324	12.30%	3,049,103
2018	13.262867	12.408854	-6.44%	3,356,637
2017	12.284078	13.262867	7.97%	3,752,905
2016	11.794839	12.284078	4.15%	4,184,956
2015	12.134187	11.794839	-2.80%	4,747,276
2014	11.865930	12.134187	2.26%	5,425,261
2013	10.857085	11.865930	9.29%	5,898,444
2012	10.042298	10.857085	8.11%	6,115,887
2011	10.248492	10.042298	-2.01%	4,506,828

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	14.997784	15.498581	3.34%	787,648
2019	13.570438	14.997784	10.52%	753,190
2018	16.384184	13.570438	-17.17%	719,659
2017	13.588149	16.384184	20.58%	714,548
2016	13.676995	13.588149	-0.65%	810,142
2015	14.486038	13.676995	-5.58%	844,596
2014	16.051858	14.486038	-9.75%	877,649
2013	13.604035	16.051858	17.99%	891,122
2012	11.581113	13.604035	17.47%	956,471
2011	13.459684	11.581113	-13.96%	859,403
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.739352	17.39%	345,506
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	12.822922	13.451737	4.90%	165,781
2019	12.007000	12.822922	6.80%	165,169
2018	12.306712	12.007000	-2.44%	179,825
2017	12.022809	12.306712	2.36%	174,452
2016	11.653100	12.022809	3.17%	198,428
2015	11.966029	11.653100	-2.62%	217,508
2014	11.634780	11.966029	2.85%	255,820
2013	12.099576	11.634780	-3.84%	233,028
2012	11.458211	12.099576	5.60%	214,382
2011	10.976951	11.458211	4.38%	207,179
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	13.676867	14.652306	7.13%	237,244
2019	12.701870	13.676867	7.68%	249,015
2018	13.120067	12.701870	-3.19%	283,633
2017	12.868367	13.120067	1.96%	280,280
2016	12.674139	12.868367	1.53%	283,514
2015	12.966964	12.674139	-2.26%	360,828
2014	12.583641	12.966964	3.05%	341,708
2013	13.075685	12.583641	-3.76%	291,953
2012	12.424769	13.075685	5.24%	278,265
2011	11.924351	12.424769	4.20%	217,086
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.539005	10.742058	1.93%	0
2019	10.063921	10.539005	4.72%	0
2018*	10.000000	10.063921	0.64%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	34.688583	38.511235	11.02%	3,902
2019	28.782772	34.688583	20.52%	4,744
2018	35.580349	28.782772	-19.10%	5,836
2017	25.641899	35.580349	38.76%	7,220
2016	24.281437	25.641899	5.60%	8,468
2015	29.503519	24.281437	-17.70%	13,714
2014	31.854512	29.503519	-7.38%	15,223

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	23.683530	24.668780	4.16%	8,408
2019	21.008517	23.683530	12.73%	10,147
2018	22.045955	21.008517	-4.71%	13,396
2017	21.017384	22.045955	4.89%	19,691
2016	18.738048	21.017384	12.16%	21,931
2015	19.582429	18.738048	-4.31%	25,291
2014	19.435544	19.582429	0.76%	32,036
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	12.540476	13.070496	4.23%	167,420
2019	12.010718	12.540476	4.41%	167,422
2018	12.231708	12.010718	-1.81%	216,221
2017	12.194796	12.231708	0.30%	221,402
2016	12.320032	12.194796	-1.02%	259,167
2015	12.553135	12.320032	-1.86%	291,637
2014	12.218455	12.553135	2.74%	348,521
2013	12.961773	12.218455	-5.73%	376,032
2012	12.801881	12.961773	1.25%	413,992
2011	12.147918	12.801881	5.38%	420,580
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	8.948386	8.813200	-1.51%	1,757,653
2019	8.948363	8.948386	0.00%	1,441,870
2018	8.983698	8.948363	-0.39%	1,484,498
2017	9.104895	8.983698	-1.33%	1,537,831
2016	9.265915	9.104895	-1.74%	1,592,922
2015	9.430955	9.265915	-1.75%	1,550,387
2014	9.598934	9.430955	-1.75%	1,862,629
2013	9.769905	9.598934	-1.75%	2,208,382
2012	9.944406	9.769905	-1.75%	1,930,483
2011	10.121033	9.944406	-1.75%	1,484,576
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.951493	10.528732	5.80%	153,933
2019	8.517743	9.951493	16.83%	178,809
2018	10.176760	8.517743	-16.30%	193,523
2017	8.150689	10.176760	24.86%	213,029
2016	8.243219	8.150689	-1.12%	218,084
2015	8.669291	8.243219	-4.91%	295,675
2014	8.887692	8.669291	-2.46%	262,750
2013	7.694573	8.887692	15.51%	230,659
2012	6.796997	7.694573	13.21%	228,916
2011	7.686505	6.796997	-11.57%	215,785

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.120569	11.704665	5.25%	147,304
2019	9.338652	11.120569	19.08%	130,312
2018	11.069760	9.338652	-15.64%	134,315
2017	9.052425	11.069760	22.29%	128,008
2016	9.165287	9.052425	-1.23%	143,424
2015	9.459956	9.165287	-3.11%	155,783
2014	10.263564	9.459956	-7.83%	120,635
2013	8.632502	10.263564	18.89%	115,852
2012	7.432925	8.632502	16.14%	123,785
2011	8.680525	7.432925	-14.37%	98,838
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	31.228293	34.614150	10.84%	8,641
2019	25.688148	31.228293	21.57%	8,641
2018	28.688685	25.688148	-10.46%	8,942
2017	24.654450	28.688685	16.36%	9,033
2016	22.922125	24.654450	7.56%	9,043
2015	23.565644	22.922125	-2.73%	9,048
2014	22.846408	23.565644	3.15%	9,503
2013	18.273978	22.846408	25.02%	9,975
2012	16.048045	18.273978	13.87%	9,938
2011	17.001736	16.048045	-5.61%	6,993
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	17.939748	19.283751	7.49%	2,617,947
2019	15.830644	17.939748	13.32%	2,767,311
2018	16.935489	15.830644	-6.52%	2,931,784
2017	15.509887	16.935489	9.19%	3,212,575
2016	14.849467	15.509887	4.45%	3,458,127
2015	15.140265	14.849467	-1.92%	3,717,955
2014	14.734335	15.140265	2.75%	4,302,004
2013	13.221841	14.734335	11.44%	4,461,531
2012	12.303112	13.221841	7.47%	4,631,853
2011	12.411964	12.303112	-0.88%	3,861,797
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	21.854187	23.966551	9.67%	9,564,112
2019	18.545373	21.854187	17.84%	10,397,741
2018	20.183589	18.545373	-8.12%	11,367,286
2017	17.892430	20.183589	12.81%	12,107,473
2016	16.902122	17.892430	5.86%	12,851,750
2015	17.295177	16.902122	-2.27%	13,984,433
2014	16.731206	17.295177	3.37%	14,720,321
2013	14.250979	16.731206	17.40%	15,414,233
2012	12.922393	14.250979	10.28%	15,113,959
2011	13.276309	12.922393	-2.67%	12,512,394

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	14.872052	15.593016	4.85%	1,971,977
2019	13.819527	14.872052	7.62%	1,915,170
2018	14.325377	13.819527	-3.53%	2,181,125
2017	13.795851	14.325377	3.84%	2,308,848
2016	13.466712	13.795851	2.44%	2,607,743
2015	13.670380	13.466712	-1.49%	2,862,012
2014	13.392845	13.670380	2.07%	3,280,443
2013	13.003124	13.392845	3.00%	3,540,086
2012	12.584001	13.003124	3.33%	3,937,215
2011	12.442939	12.584001	1.13%	3,076,394
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.182409	12.515056	2.73%	5,011
2019	10.973073	12.182409	11.02%	5,531
2018	11.835447	10.973073	-7.29%	22,909
2017	10.563493	11.835447	12.04%	22,124
2016	10.170610	10.563493	3.86%	38,735
2015	10.698535	10.170610	-4.93%	39,948
2014	10.628092	10.698535	0.66%	62,848
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.756263	13.326129	4.47%	85,894
2019	11.265628	12.756263	13.23%	92,294
2018	12.206448	11.265628	-7.71%	100,323
2017	10.621510	12.206448	14.92%	78,802
2016	10.107611	10.621510	5.08%	35,363
2015	10.711302	10.107611	-5.64%	21,605
2014	10.716307	10.711302	-0.05%	19,602
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	23.066605	25.007361	8.41%	4,675,718
2019	19.939202	23.066605	15.68%	5,151,982
2018	21.518631	19.939202	-7.34%	5,598,394
2017	19.393791	21.518631	10.96%	6,104,565
2016	18.422356	19.393791	5.27%	6,590,931
2015	18.813468	18.422356	-2.08%	7,257,599
2014	18.205323	18.813468	3.34%	7,889,790
2013	15.887798	18.205323	14.59%	8,336,812
2012	14.593590	15.887798	8.87%	8,405,028
2011	14.858981	14.593590	-1.79%	7,190,432

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	27.902993	30.794612	10.36%	10,584
2019	23.311485	27.902993	19.70%	14,004
2018	25.716095	23.311485	-9.35%	23,301
2017	22.431504	25.716095	14.64%	27,024
2016	21.044992	22.431504	6.59%	28,960
2015	21.577330	21.044992	-2.47%	32,766
2014	20.924427	21.577330	3.12%	35,167
2013	17.402708	20.924427	20.24%	42,810
2012	15.570810	17.402708	11.76%	48,176
2011	16.191935	15.570810	-3.84%	39,656
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.830992	20.083828	6.65%	1,456,231
2019	16.889190	18.830992	11.50%	1,627,023
2018	17.858160	16.889190	-5.43%	1,794,956
2017	16.642354	17.858160	7.31%	1,977,609
2016	16.024114	16.642354	3.86%	2,163,027
2015	16.314521	16.024114	-1.78%	2,371,999
2014	15.853731	16.314521	2.91%	2,601,263
2013	14.603455	15.853731	8.56%	2,773,171
2012	13.758057	14.603455	6.14%	2,892,336
2011	13.719595	13.758057	0.28%	2,215,589
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.441659	10.989854	5.25%	0
2019*	10.000000	10.441659	4.42%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.741584	12.216898	13.73%	0
2019*	10.000000	10.741584	7.42%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	22.097701	28.206233	27.64%	60,996
2019	17.271907	22.097701	27.94%	79,978
2018	18.190808	17.271907	-5.05%	83,736
2017	14.254637	18.190808	27.61%	104,887
2016	14.224750	14.254637	0.21%	117,916
2015	14.038767	14.224750	1.32%	141,624
2014	12.972341	14.038767	8.22%	155,274
2013	9.822877	12.972341	32.06%	162,052
2012	8.608756	9.822877	14.10%	170,812
2011	9.054459	8.608756	-4.92%	148,292
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.832145	13.501686	5.22%	1,215,428
2019	10.978133	12.832145	16.89%	1,252,855
2018	11.740739	10.978133	-6.50%	1,233,696
2017	10.164984	11.740739	15.50%	1,062,627
2016	9.530877	10.164984	6.65%	1,019,855
2015	9.923636	9.530877	-3.96%	792,263
2014*	10.000000	9.923636	-0.76%	19,917

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.765666	15.520059	5.11%	1,809
2019	12.320298	14.765666	19.85%	3,050
2018	12.872443	12.320298	-4.29%	2,634
2017	10.765319	12.872443	19.57%	1,938
2016	9.956402	10.765319	8.12%	1,938
2015	10.119435	9.956402	-1.61%	1,938
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	37.259878	43.390711	16.45%	124,264
2019	27.614252	37.259878	34.93%	135,381
2018	28.548787	27.614252	-3.27%	144,658
2017	22.866170	28.548787	24.85%	183,072
2016	22.523552	22.866170	1.52%	214,043
2015	21.870050	22.523552	2.99%	127,337
2014	20.503983	21.870050	6.66%	106,339
2013	15.312714	20.503983	33.90%	123,067
2012	13.161472	15.312714	16.34%	133,346
2011	13.738189	13.161472	-4.20%	118,890
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	28.744795	28.635247	-0.38%	4,915
2019	23.094514	28.744795	24.47%	187,849
2018	25.967473	23.094514	-11.06%	200,080
2017	24.372160	25.967473	6.55%	217,455
2016	20.634332	24.372160	18.11%	245,521
2015	21.978136	20.634332	-6.11%	272,617
2014	19.805247	21.978136	10.97%	297,130
2013	15.309114	19.805247	29.37%	296,556
2012	13.615559	15.309114	12.44%	332,000
2011	13.790494	13.615559	-1.27%	317,892
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.787442	17.87%	643,494
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	45.654574	50.738437	11.14%	115,615
2019	36.981432	45.654574	23.45%	116,802
2018	42.480042	36.981432	-12.94%	121,801
2017	37.342141	42.480042	13.76%	160,760
2016	31.594927	37.342141	18.19%	144,613
2015	32.993849	31.594927	-4.24%	161,868
2014	30.690390	32.993849	7.51%	171,899
2013	23.477812	30.690390	30.72%	199,988
2012	20.342486	23.477812	15.41%	244,574
2011	21.244633	20.342486	-4.25%	207,421

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	21.657393	21.034782	-2.87%	65,463
2019	17.798795	21.657393	21.68%	60,214
2018	20.862204	17.798795	-14.68%	61,928
2017	18.651519	20.862204	11.85%	67,339
2016	16.142678	18.651519	15.54%	114,874
2015	16.918435	16.142678	-4.59%	101,047
2014	14.715228	16.918435	14.97%	92,731
2013	11.038815	14.715228	33.30%	108,329
2012	9.657332	11.038815	14.31%	106,085
2011	10.062592	9.657332	-4.03%	94,016
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	33.704453	46.531374	38.06%	17,044
2019	25.340122	33.704453	33.01%	23,673
2018	28.103221	25.340122	-9.83%	24,852
2017	22.946693	28.103221	22.47%	31,470
2016	21.612703	22.946693	6.17%	27,937
2015	21.881801	21.612703	-1.23%	37,617
2014	21.720263	21.881801	0.74%	48,091
2013	15.357297	21.720263	41.43%	53,908
2012	13.821797	15.357297	11.11%	42,822
2011	14.189699	13.821797	-2.59%	45,884
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	37.943255	39.125012	3.11%	25,848
2019	32.537463	37.943255	16.61%	24,251
2018	39.963615	32.537463	-18.58%	36,387
2017	37.399716	39.963615	6.86%	27,369
2016	30.302270	37.399716	23.42%	28,458
2015	32.912037	30.302270	-7.93%	24,943
2014	31.375631	32.912037	4.90%	34,390
2013	22.806201	31.375631	37.57%	32,583
2012	19.295405	22.806201	18.19%	35,943
2011	20.771140	19.295405	-7.10%	38,966
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	39.490193	47.473178	20.22%	23,703
2019	32.064090	39.490193	23.16%	21,948
2018	37.444103	32.064090	-14.37%	22,537
2017	33.665525	37.444103	11.22%	24,256
2016	27.960178	33.665525	20.41%	28,425
2015	29.007985	27.960178	-3.61%	30,854
2014	29.361478	29.007985	-1.20%	33,120
2013	21.262124	29.361478	38.09%	30,473
2012	18.781832	21.262124	13.21%	40,468
2011	20.293371	18.781832	-7.45%	33,541

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	19.904483	22.176830	11.42%	104,481
2019	15.816642	19.904483	25.85%	113,550
2018	16.948707	15.816642	-6.68%	124,349
2017	13.826270	16.948707	22.58%	139,743
2016	12.393340	13.826270	11.56%	165,731
2015	12.766378	12.393340	-2.92%	191,824
2014	12.193947	12.766378	4.69%	222,295
2013	8.646821	12.193947	41.02%	283,965
2012	7.532982	8.646821	14.79%	311,408
2011	8.678463	7.532982	-13.20%	351,072
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	20.710797	23.062342	11.35%	98,452
2019	16.723719	20.710797	23.84%	111,116
2018	18.085861	16.723719	-7.53%	114,037
2017	15.551262	18.085861	16.30%	135,618
2016	14.374388	15.551262	8.19%	145,740
2015	14.691900	14.374388	-2.16%	172,892
2014	13.531460	14.691900	8.58%	177,601
2013	9.940186	13.531460	36.13%	202,227
2012	9.083641	9.940186	9.43%	215,769
2011	9.557223	9.083641	-4.96%	239,325
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	16.905329	15.663069	-7.35%	9,649
2019	13.190515	16.905329	28.16%	14,044
2018	13.994583	13.190515	-5.75%	17,841
2017	13.418766	13.994583	4.29%	18,536
2016	12.742525	13.418766	5.31%	29,581
2015	13.747681	12.742525	-7.31%	36,194
2014	10.880056	13.747681	26.36%	86,968
2013	10.782698	10.880056	0.90%	32,999
2012	9.495610	10.782698	13.55%	40,778
2011	9.105436	9.495610	4.29%	23,922
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.126503	23.304270	15.79%	246,633
2019	15.656523	20.126503	28.55%	198,932
2018	16.753453	15.656523	-6.55%	149,025
2017	14.065600	16.753453	19.11%	157,925
2016	12.850917	14.065600	9.45%	144,135
2015	12.957639	12.850917	-0.82%	172,560
2014	11.663193	12.957639	11.10%	123,312
2013*	10.000000	11.663193	16.63%	41,224

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.197312	10.302587	1.03%	383,601
2019	9.971381	10.197312	2.27%	371,709
2018	10.067388	9.971381	-0.95%	418,808
2017	10.086926	10.067388	-0.19%	451,236
2016	10.016511	10.086926	0.70%	452,154
2015	10.229826	10.016511	-2.09%	478,119
2014	10.360863	10.229826	-1.26%	434,093
2013	10.534295	10.360863	-1.65%	273,602
2012	10.357453	10.534295	1.71%	272,615
2011	10.406354	10.357453	-0.47%	223,281
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.138968	20.092121	17.23%	41,491
2019	13.959834	17.138968	22.77%	39,209
2018	16.028103	13.959834	-12.90%	35,900
2017	14.286741	16.028103	12.19%	42,498
2016	12.029765	14.286741	18.76%	43,665
2015	12.872484	12.029765	-6.55%	47,431
2014	12.531398	12.872484	2.72%	21,077
2013*	10.000000	12.531398	25.31%	7,942
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	22.075092	34.810492	57.69%	74,499
2019	16.419601	22.075092	34.44%	97,059
2018	17.981106	16.419601	-8.68%	105,230
2017	14.350697	17.981106	25.30%	128,162
2016	13.771644	14.350697	4.20%	136,189
2015	14.065582	13.771644	-2.09%	142,590
2014	13.802708	14.065582	1.90%	160,658
2013	10.135533	13.802708	36.18%	144,802
2012	8.998670	10.135533	12.63%	161,899
2011	9.585284	8.998670	-6.12%	145,008
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	9.931818	10.095419	1.65%	231,790
2019	9.749285	9.931818	1.87%	235,134
2018	9.823603	9.749285	-0.76%	301,061
2017	9.909771	9.823603	-0.87%	284,725
2016	9.964312	9.909771	-0.55%	282,289
2015	10.123198	9.964312	-1.57%	289,512
2014	10.241052	10.123198	-1.15%	342,732
2013	10.359573	10.241052	-1.14%	367,889
2012	10.080351	10.359573	2.77%	360,104
2011	10.229857	10.080351	-1.46%	301,149

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.562316	12.258334	6.02%	543
2019	10.531478	11.562316	9.79%	543
2018	11.337668	10.531478	-7.11%	543
2017	10.177430	11.337668	11.40%	584
2016	9.174242	10.177430	10.93%	584
2015	10.282437	9.174242	-10.78%	584
2014	10.418202	10.282437	-1.30%	623
2013	10.592193	10.418202	-1.64%	10,263
2012*	10.000000	10.592193	5.92%	10,906
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	11.023541	11.543253	4.71%	240
2019	9.785996	11.023541	12.65%	240
2018	10.466306	9.785996	-6.50%	3,128
2017	9.703224	10.466306	7.86%	4,878
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.523499	12.528995	8.73%	6,584
2019	10.969902	11.523499	5.05%	7,443
2018	11.640547	10.969902	-5.76%	12,063
2017	10.698826	11.640547	8.80%	13,526
2016	10.581627	10.698826	1.11%	15,198
2015	11.602645	10.581627	-8.80%	21,668
2014	11.773874	11.602645	-1.45%	24,707
2013	12.825863	11.773874	-8.20%	39,452
2012	12.405808	12.825863	3.39%	41,224
2011	11.646011	12.405808	6.52%	41,008
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.064538	11.185038	1.09%	1,848,195
2019	10.836420	11.064538	2.11%	1,890,128
2018	11.004411	10.836420	-1.53%	2,098,009
2017	11.061363	11.004411	-0.51%	2,158,339
2016	11.112815	11.061363	-0.46%	2,147,892
2015	11.287188	11.112815	-1.54%	2,272,197
2014	11.402909	11.287188	-1.01%	2,516,962
2013	11.633026	11.402909	-1.98%	2,590,571
2012	11.196933	11.633026	3.89%	2,276,898
2011	11.282116	11.196933	-0.76%	1,700,399
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.190901	10.226874	0.35%	112,906
2019	10.100090	10.190901	0.90%	163,685
2018	10.136327	10.100090	-0.36%	127,626
2017	10.083914	10.136327	0.52%	101,326
2016*	10.000000	10.083914	0.84%	23,239

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.226764	11.971307	6.63%	1,001,535
2019	10.556138	11.226764	6.35%	1,099,769
2018	10.813864	10.556138	-2.38%	1,334,041
2017	10.500133	10.813864	2.99%	1,364,397
2016	10.417511	10.500133	0.79%	1,296,766
2015	10.567590	10.417511	-1.42%	1,308,215
2014	10.325496	10.567590	2.34%	1,636,688
2013	10.729699	10.325496	-3.77%	1,765,198
2012	9.973762	10.729699	7.58%	1,436,321
2011*	10.000000	9.973762	-0.26%	839,255
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	20.014209	22.042356	10.13%	1,631
2019	16.276610	20.014209	22.96%	10,949
2018	20.483453	16.276610	-20.54%	10,821
2017	16.469492	20.483453	24.37%	1,373
2016	17.183618	16.469492	-4.16%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.462918	34.63%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.935304	13.446338	3.95%	747
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	42.481283	53.954274	27.01%	21,528
2019	33.614192	42.481283	26.38%	20,479
2018	33.925565	33.614192	-0.92%	28,314
2017	27.121882	33.925565	25.09%	65,368
2016	30.916649	27.121882	-12.27%	50,461
2015	27.978326	30.916649	10.50%	72,304
2014	21.700606	27.978326	28.93%	109,342
2013	14.674413	21.700606	47.88%	79,297
2012	11.401817	14.674413	28.70%	84,616
2011	10.512665	11.401817	8.46%	57,201
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.628571	6.571246	16.75%	24,880
2019	5.135834	5.628571	9.59%	7,401
2018	7.303833	5.135834	-29.68%	10,292
2017	7.583041	7.303833	-3.68%	17,658
2016	5.381461	7.583041	40.91%	15,612
2015	8.252493	5.381461	-34.79%	12,037
2014	10.414541	8.252493	-20.76%	11,308
2013	9.610602	10.414541	8.37%	11,651
2012*	10.000000	9.610602	-3.89%	11,337

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.785733	6.770915	17.03%	3,159
2019	5.264005	5.785733	9.91%	3,856
2018	7.470975	5.264005	-29.54%	4,878
2017	7.735013	7.470975	-3.41%	10,143
2016	5.477963	7.735013	41.20%	11,232
2015	8.377851	5.477963	-34.61%	20,396
2014	10.540980	8.377851	-20.52%	26,735
2013	9.706281	10.540980	8.60%	40,018
2012*	10.000000	9.706281	-2.94%	60,472
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.761589	10.409384	-3.27%	0
2019*	10.000000	10.761589	7.62%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	34.760458	53.887677	55.03%	67,497
2019	28.342412	34.760458	22.64%	92,318
2018	28.477419	28.342412	-0.47%	88,768
2017	23.028372	28.477419	23.66%	109,929
2016	21.752313	23.028372	5.87%	125,345
2015	22.796945	21.752313	-4.58%	140,280
2014	23.647102	22.796945	-3.60%	161,879
2013	16.020725	23.647102	47.60%	151,804
2012	15.116906	16.020725	5.98%	181,912
2011	16.126972	15.116906	-6.26%	169,912

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	12.206156	12.473080	2.19%	0
2019	10.869010	12.206156	12.30%	0
2018	12.039699	10.869010	-9.72%	0
2017	10.806018	12.039699	11.42%	0
2016	10.726908	10.806018	0.74%	0
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.642561	8.608365	-0.40%	0
2019	7.593744	8.642561	13.81%	0
2018*	10.000000	7.593744	-24.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	36.223998	36.378002	0.43%	789
2019	31.001735	36.223998	16.85%	658
2018	37.563538	31.001735	-17.47%	2,095
2017	34.154602	37.563538	9.98%	5,585
2016	28.083164	34.154602	21.62%	5,333
2015	30.558179	28.083164	-8.10%	8,387
2014	28.782917	30.558179	6.17%	8,749
2013	21.459344	28.782917	34.13%	10,139
2012	18.588944	21.459344	15.44%	2,855
2011	20.874369	18.588944	-10.95%	3,430
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	11.757741	12.552745	6.76%	3,038
2019	11.079076	11.757741	6.13%	3,343
2018	11.700423	11.079076	-5.31%	3,554
2017	11.580532	11.700423	1.04%	4,452
2016	11.383298	11.580532	1.73%	4,024
2015	11.976833	11.383298	-4.96%	4,018
2014	11.897640	11.976833	0.67%	3,928
2013	13.340205	11.897640	-10.81%	4,629
2012	12.748550	13.340205	4.64%	4,022
2011	11.706243	12.748550	8.90%	3,732
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2020	27.848844	27.439825	-1.47%	256
2019	22.154204	27.848844	25.70%	237
2018	26.123655	22.154204	-15.19%	263
2017	24.047497	26.123655	8.63%	191
2016	20.107002	24.047497	19.60%	203
2015	20.964339	20.107002	-4.09%	228
2014	18.507467	20.964339	13.28%	234
2013	14.620076	18.507467	26.59%	257
2012	12.908774	14.620076	13.26%	293
2011	13.358495	12.908774	-3.37%	327

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020	29.367885	28.856548	-1.74%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.109790	11.585669	4.28%	0
2019	9.925349	11.109790	11.93%	0
2018	10.489503	9.925349	-5.38%	0
2017	10.051714	10.489503	4.36%	0
2016	9.142095	10.051714	9.95%	0
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.036342	10.615980	5.78%	41,510
2019	9.435850	10.036342	6.36%	8,843
2018	9.754501	9.435850	-3.27%	0
2017	9.698096	9.754501	0.58%	0
2016	9.712329	9.698096	-0.15%	0
2015*	10.000000	9.712329	-2.88%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	13.934498	14.063937	0.93%	0
2019	11.218373	13.934498	24.21%	0
2018	12.435941	11.218373	-9.79%	0
2017	10.953979	12.435941	13.53%	0
2016	9.684506	10.953979	13.11%	0
2015*	10.000000	9.684506	-3.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	15.947964	18.759882	17.63%	0
2019	13.897636	15.947964	14.75%	0
2018	15.433077	13.897636	-9.95%	0
2017	13.926596	15.433077	10.82%	0
2016	13.766182	13.926596	1.17%	0
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	3,514
2013	12.883684	14.365164	11.50%	3,514
2012	12.023275	12.883684	7.16%	3,514
2011	12.803302	12.023275	-6.09%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2020	12.388453	13.019702	5.10%	0
2019	10.606671	12.388453	16.80%	0
2018	12.911154	10.606671	-17.85%	0
2017	11.515909	12.911154	12.12%	0
2016	10.257086	11.515909	12.27%	0
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	40.708495	43.890483	7.82%	0
2019	34.181034	40.708495	19.10%	44
2018	38.540075	34.181034	-11.31%	40
2017	35.181853	38.540075	9.55%	140
2016	28.712668	35.181853	22.53%	446
2015	30.166844	28.712668	-4.82%	462
2014	29.448071	30.166844	2.44%	438
2013	21.474692	29.448071	37.13%	433
2012	19.040545	21.474692	12.78%	467
2011	19.428449	19.040545	-2.00%	7,123
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2020	32.583517	37.377210	14.71%	0
2019	25.554283	32.583517	27.51%	0
2018	27.565085	25.554283	-7.29%	0
2017	23.334301	27.565085	18.13%	0
2016	21.484998	23.334301	8.61%	0
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	6,893
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2020	29.086070	34.971568	20.23%	0
2019	21.981584	29.086070	32.32%	0
2018	24.285134	21.981584	-9.49%	0
2017	19.619419	24.285134	23.78%	0
2016	18.703554	19.619419	4.90%	0
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	29,782
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	10.750584	11.137183	3.60%	0
2019	9.467553	10.750584	13.55%	0
2018	10.121425	9.467553	-6.46%	0
2017*	10.000000	10.121425	1.21%	0
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	15.950343	15.205199	-4.67%	0
2019	12.815301	15.950343	24.46%	0
2018	15.835996	12.815301	-19.07%	0
2017	14.539574	15.835996	8.92%	0
2016	11.380989	14.539574	27.75%	0
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2020	10.267801	10.206006	-0.60%	0
2019	9.839925	10.267801	4.35%	0
2018	10.107526	9.839925	-2.65%	0
2017	10.026128	10.107526	0.81%	0
2016	9.443006	10.026128	6.18%	0
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.292237	13.126896	27.54%	0
2019	8.174954	10.292237	25.90%	0
2018*	10.000000	8.174954	-18.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2020	15.721684	17.196211	9.38%	5,478
2019	13.937833	15.721684	12.80%	5,596
2018	14.941397	13.937833	-6.72%	9,346
2017	13.591851	14.941397	9.93%	9,729
2016	13.253330	13.591851	2.55%	10,735
2015	13.672677	13.253330	-3.07%	10,919
2014	13.463495	13.672677	1.55%	11,077
2013	12.205107	13.463495	10.31%	11,227
2012	11.225020	12.205107	8.73%	11,376
2011	11.567530	11.225020	-2.96%	7,080
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2020	17.175815	19.201964	11.80%	6,413
2019	14.702477	17.175815	16.82%	6,472
2018	16.065929	14.702477	-8.49%	10,158
2017	14.179379	16.065929	13.30%	10,485
2016	13.751411	14.179379	3.11%	13,274
2015	14.176352	13.751411	-3.00%	15,237
2014	13.908193	14.176352	1.93%	15,394
2013	12.342309	13.908193	12.69%	15,544
2012	11.201851	12.342309	10.18%	24,352
2011	11.638850	11.201851	-3.75%	10,978
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2020	18.946876	21.536841	13.67%	0
2019	15.665312	18.946876	20.95%	0
2018	17.486100	15.665312	-10.41%	0
2017	14.865833	17.486100	17.63%	0
2016	14.339733	14.865833	3.67%	0
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.187215	15.694639	19.01%	0
2019	10.902950	13.187215	20.95%	0
2018	11.709944	10.902950	-6.89%	0
2017	10.347725	11.709944	13.16%	0
2016*	10.000000	10.347725	3.48%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	37.152364	47.151795	26.91%	0
2019	29.041606	37.152364	27.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	11.513347	7.530076	-34.60%	0
2019	10.757681	11.513347	7.02%	0
2018	14.675893	10.757681	-26.70%	0
2017	15.488696	14.675893	-5.25%	0
2016	11.904275	15.488696	30.11%	0
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2020	26.372962	27.355665	3.73%	199
2019	21.291453	26.372962	23.87%	196
2018	23.891671	21.291453	-10.88%	204
2017	21.761985	23.891671	9.79%	207
2016	18.970272	21.761985	14.72%	212
2015	20.328358	18.970272	-6.68%	228
2014	19.229704	20.328358	5.71%	157
2013	15.436922	19.229704	24.57%	167
2012	13.533599	15.436922	14.06%	175
2011	13.796680	13.533599	-1.91%	443
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.191211	14.879524	4.85%	0
2019	11.229498	14.191211	26.37%	0
2018	12.691798	11.229498	-11.52%	0
2017	11.167713	12.691798	13.65%	0
2016*	10.000000	11.167713	11.68%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2020	37.154751	51.976559	39.89%	7,164
2019	28.457818	37.154751	30.56%	911
2018	29.333682	28.457818	-2.99%	1,637
2017	22.325583	29.333682	31.39%	1,794
2016	22.782894	22.325583	-2.01%	1,949
2015	21.869122	22.782894	4.18%	20,638
2014	20.215082	21.869122	8.18%	16,109
2013	15.252692	20.215082	32.53%	18,444
2012	13.682083	15.252692	11.48%	15,486
2011	14.043914	13.682083	-2.58%	5,645
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2020	12.733391	13.545816	6.38%	944
2019	11.943365	12.733391	6.61%	890
2018	12.354877	11.943365	-3.33%	976
2017	12.190613	12.354877	1.35%	2,849
2016	11.972600	12.190613	1.82%	2,619
2015	12.391204	11.972600	-3.38%	2,608
2014	12.039095	12.391204	2.92%	5,036
2013	12.615011	12.039095	-4.57%	5,009
2012	12.258973	12.615011	2.90%	4,708
2011	11.752048	12.258973	4.31%	24,747
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2020	39.855301	45.778593	14.86%	428
2019	33.203989	39.855301	20.03%	447
2018	39.985118	33.203989	-16.96%	405
2017	34.037746	39.985118	17.47%	423
2016	31.205243	34.037746	9.08%	453
2015	32.552123	31.205243	-4.14%	459
2014	31.503792	32.552123	3.33%	466
2013	23.793129	31.503792	32.41%	479
2012	21.313396	23.793129	11.63%	534
2011	24.532712	21.313396	-13.12%	2,017
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2020	23.488365	26.399158	12.39%	380
2019	18.904088	23.488365	24.25%	412
2018	22.841045	18.904088	-17.24%	402
2017	18.029926	22.841045	26.68%	406
2016	19.529322	18.029926	-7.68%	757
2015	19.400905	19.529322	0.66%	752
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	12.805980	11.631771	-9.17%	0
2019	10.688181	12.805980	19.81%	0
2018	11.726504	10.688181	-8.85%	0
2017	11.595130	11.726504	1.13%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	13.157821	14.328094	8.89%	0
2019	11.264936	13.157821	16.80%	0
2018	12.796138	11.264936	-11.97%	0
2017	11.725407	12.796138	9.13%	8,476
2016	10.630221	11.725407	10.30%	8,476
2015	11.631141	10.630221	-8.61%	8,476
2014	11.605011	11.631141	0.23%	8,476
2013	9.621442	11.605011	20.62%	8,476
2012	8.561124	9.621442	12.39%	8,476
2011	8.922286	8.561124	-4.05%	8,476
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	15.594715	15.302433	-1.87%	0
2019	13.788455	15.594715	13.10%	16,994
2018	14.787805	13.788455	-6.76%	19,018
2017	13.835285	14.787805	6.88%	26,256
2016	12.450280	13.835285	11.12%	30,590
2015	13.745833	12.450280	-9.43%	12,860
2014	13.483172	13.745833	1.95%	29,082
2013	12.143009	13.483172	11.04%	34,547
2012	11.061898	12.143009	9.77%	23,635
2011	11.086382	11.061898	-0.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	36.892059	37.816746	2.51%	0
2019	29.962697	36.892059	23.13%	0
2018	35.296632	29.962697	-15.11%	0
2017	32.731071	35.296632	7.84%	0
2016	25.797235	32.731071	26.88%	4,473
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	325
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	11.518838	13.153946	14.20%	0
2019	9.329520	11.518838	23.47%	0
2018	11.371348	9.329520	-17.96%	0
2017	8.309852	11.371348	36.84%	0
2016	7.260269	8.309852	14.46%	0
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	18.793374	18.101975	-3.68%	0
2019	17.137890	18.793374	9.66%	0
2018	20.801278	17.137890	-17.61%	0
2017	18.290622	20.801278	13.73%	0
2016	17.511427	18.290622	4.45%	0
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	8.806212	8.128388	-7.70%	0
2019	8.858343	8.806212	-0.59%	0
2018	8.918638	8.858343	-0.68%	0
2017	8.978461	8.918638	-0.67%	0
2016	8.949755	8.978461	0.32%	0
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	11.886622	12.060019	1.46%	0
2019	10.896924	11.886622	9.08%	0
2018	11.690605	10.896924	-6.79%	0
2017	10.605088	11.690605	10.24%	0
2016	10.429417	10.605088	1.68%	0
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	9.889910	10.285333	4.00%	0
2019	9.325956	9.889910	6.05%	0
2018*	10.000000	9.325956	-6.74%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.224216	9.653117	4.65%	0
2019	9.013694	9.224216	2.34%	0
2018	9.745420	9.013694	-7.51%	0
2017	9.645279	9.745420	1.04%	0
2016	9.945067	9.645279	-3.01%	0
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.538084	45.38%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series II - Q/NQ
2020	37.112095	46.052681	24.09%	0
2019	28.970580	37.112095	28.10%	2,722
2018	34.331610	28.970580	-15.62%	4,741
2017	25.841324	34.331610	32.86%	5,717
2016	26.557404	25.841324	-2.70%	1,694
2015	26.287048	26.557404	1.03%	1,552
2014	26.431530	26.287048	-0.55%	1,771
Invesco - Invesco V.I. Global Strategic Income Fund: Series II - Q/NQ
2020	10.013799	10.050367	0.37%	0
2019	9.290422	10.013799	7.79%	0
2018	9.988314	9.290422	-6.99%	0
2017	9.665473	9.988314	3.34%	0
2016	9.332961	9.665473	3.56%	0
Invesco - Invesco V.I. Main Street Fund: Series II - Q/NQ
2020	29.480387	32.662566	10.79%	1,632
2019	22.963563	29.480387	28.38%	1,724
2018	25.644598	22.963563	-10.45%	3,800
2017	22.560441	25.644598	13.67%	4,438
2016	20.799097	22.560441	8.47%	4,534
2015	20.700239	20.799097	0.48%	4,754
2014	19.240734	20.700239	7.59%	4,955
2013	15.021393	19.240734	28.09%	5,367
2012	13.219623	15.021393	13.63%	5,632
2011	13.607633	13.219623	-2.85%	6,085
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	15.138809	16.071594	6.16%	0
2019	12.424219	15.138809	21.85%	6,273
2018	14.424490	12.424219	-13.87%	0
2017	12.909171	14.424490	11.74%	0
2016	11.705286	12.909171	10.28%	0
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II - Q/NQ
2020	39.166291	45.662349	16.59%	298
2019	31.863862	39.166291	22.92%	303
2018	36.555250	31.863862	-12.83%	1,749
2017	32.928435	36.555250	11.01%	1,623
2016	28.713249	32.928435	14.68%	1,532
2015	31.376782	28.713249	-8.49%	1,650
2014	28.836962	31.376782	8.81%	1,644
2013	21.042720	28.836962	37.04%	9,450
2012	18.351799	21.042720	14.66%	7,008
2011	19.290778	18.351799	-4.87%	1,955

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2020	10.277278	12.122682	17.96%	0
2019	8.242273	10.277278	24.69%	0
2018	10.515258	8.242273	-21.62%	0
2017	8.532968	10.515258	23.23%	0
2016	9.000015	8.532968	-5.19%	0
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	15.739794	17.467134	10.97%	0
2019	13.263135	15.739794	18.67%	0
2018	14.395202	13.263135	-7.86%	7,013
2017	12.488649	14.395202	15.27%	7,341
2016	13.152349	12.488649	-5.05%	7,018
2015	14.725730	13.152349	-10.68%	6,208
2014	15.951061	14.725730	-7.68%	7,222
2013	13.080810	15.951061	21.94%	6,643
2012	11.263878	13.080810	16.13%	6,519
2011	12.455671	11.263878	-9.57%	5,313
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	12.711487	13.134017	3.32%	0
2019	11.731030	12.711487	8.36%	0
2018	12.299843	11.731030	-4.62%	0
2017	11.830637	12.299843	3.97%	0
2016	10.448052	11.830637	13.23%	0
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	6
2013	10.723743	11.547573	7.68%	18,158
2012*	10.000000	10.723743	7.24%	33,573
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	20.425818	29.659457	45.21%	10,206
2019	15.195047	20.425818	34.42%	0
2018	15.604102	15.195047	-2.62%	0
2017	12.617458	15.604102	23.67%	0
2016	12.200580	12.617458	3.42%	0
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	9.972656	10.714672	7.44%	0
2019	9.364757	9.972656	6.49%	0
2018	9.736429	9.364757	-3.82%	0
2017	9.666392	9.736429	0.72%	0
2016	9.703046	9.666392	-0.38%	0
2015*	10.000000	9.703046	-2.97%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	47.310983	64.102613	35.49%	151
2019	35.475349	47.310983	33.36%	183
2018	35.793847	35.475349	-0.89%	193
2017	28.252628	35.793847	26.69%	225
2016	28.437489	28.252628	-0.65%	248
2015	26.069556	28.437489	9.08%	251
2014	24.663271	26.069556	5.70%	284
2013	19.336156	24.663271	27.55%	294
2012	16.020816	19.336156	20.69%	309
2011	17.665535	16.020816	-9.31%	354
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	30.785300	45.220308	46.89%	0
2019	21.813724	30.785300	41.13%	1,801
2018	22.186202	21.813724	-1.68%	4,204
2017	15.709029	22.186202	41.23%	5,149
2016	14.157758	15.709029	10.96%	5,820
2015	13.883259	14.157758	1.98%	2,901
2014	13.028629	13.883259	6.56%	3,155
2013	9.874613	13.028629	31.94%	3,315
2012*	10.000000	9.874613	-1.25%	3,483
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	27.304373	30.871277	13.06%	0
2019	22.113061	27.304373	23.48%	0
2018	26.743389	22.113061	-17.31%	0
2017	20.978435	26.743389	27.48%	0
2016	23.073675	20.978435	-9.08%	0
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2020	9.465323	9.106241	-3.79%	0
2019	8.221474	9.465323	15.13%	0
2018	10.360606	8.221474	-20.65%	0
2017	8.316557	10.360606	24.58%	0
2016	7.065298	8.316557	17.71%	0
2015	9.069337	7.065298	-22.10%	8
2014	9.759303	9.069337	-7.07%	18,462
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.199785	10.677932	4.69%	0
2019	9.654711	10.199785	5.65%	0
2018	10.011530	9.654711	-3.56%	0
2017	9.890609	10.011530	1.22%	0
2016*	10.000000	9.890609	-1.09%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	20.649019	29.295898	41.88%	0
2019	14.998519	20.649019	37.67%	3,734
2018	15.662335	14.998519	-4.24%	2,813
2017	12.721108	15.662335	23.12%	3,758
2016	11.997419	12.721108	6.03%	4,145
2015	12.581382	11.997419	-4.64%	6,813
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	33.017270	33.211292	0.59%	469
2019	26.161819	33.017270	26.20%	409
2018	29.952720	26.161819	-12.66%	426
2017	26.190386	29.952720	14.37%	424
2016	23.619868	26.190386	10.88%	445
2015	24.466486	23.619868	-3.46%	5,591
2014	22.782329	24.466486	7.39%	470
2013	17.241002	22.782329	32.14%	503
2012	15.268221	17.241002	12.92%	544
2011	15.740351	15.268221	-3.00%	599
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.765856	12.117587	12.56%	0
2019*	10.000000	10.765856	7.66%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	19.722513	23.103270	17.14%	594
2019	16.106632	19.722513	22.45%	1,120
2018	18.311334	16.106632	-12.04%	634
2017	14.815493	18.311334	23.60%	641
2016	14.639677	14.815493	1.20%	643
2015	14.129694	14.639677	3.61%	715
2014	14.337034	14.129694	-1.45%	19,765
2013	11.526613	14.337034	24.38%	23,664
2012	10.203372	11.526613	12.97%	754
2011	10.659314	10.203372	-4.28%	6,427
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.209966	32.10%	0
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.519860	35.20%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.209154	10.766388	-3.95%	0
2019	8.995588	11.209154	24.61%	0
2018	10.023123	8.995588	-10.25%	0
2017	9.138275	10.023123	9.68%	0
2016	8.155946	9.138275	12.04%	0
2015*	10.000000	8.155946	-18.44%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2020	19.536806	21.730247	11.23%	0
2019	16.167599	19.536806	20.84%	0
2018	17.877041	16.167599	-9.56%	2,878
2017	15.608889	17.877041	14.53%	2,949
2016	14.428448	15.608889	8.18%	2,794
2015	15.949212	14.428448	-9.54%	2,835
2014	16.711594	15.949212	-4.56%	2,750
2013	12.999241	16.711594	28.56%	2,575
2012	10.878675	12.999241	19.49%	2,648
2011	11.265383	10.878675	-3.43%	2,744
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2020	11.782630	17.310469	46.92%	22,935
2019	9.101980	11.782630	29.45%	0
2018	11.210407	9.101980	-18.81%	5,124
2017	9.162929	11.210407	22.35%	4,736
2016	9.640328	9.162929	-4.95%	4,832
2015	9.957829	9.640328	-3.19%	4,283
2014	10.358492	9.957829	-3.87%	4,425
2013	8.779059	10.358492	17.99%	4,170
2012	7.798884	8.779059	12.57%	3,892
2011	8.854791	7.798884	-11.92%	3,865
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	16.899882	18.444827	9.14%	155,728
2019	14.358063	16.899882	17.70%	166,206
2018	15.508121	14.358063	-7.42%	178,334
2017	13.742313	15.508121	12.85%	187,851
2016	12.936619	13.742313	6.23%	187,383
2015	13.145771	12.936619	-1.59%	195,415
2014	12.848561	13.145771	2.31%	209,616
2013	10.694457	12.848561	20.14%	218,239
2012	9.484316	10.694457	12.76%	215,588
2011	9.642376	9.484316	-1.64%	124,644
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	10.566104	11.244618	6.42%	17,349
2019	9.948833	10.566104	6.20%	27,215
2018	10.321399	9.948833	-3.61%	20,470
2017	10.261170	10.321399	0.59%	21,389
2016	10.257067	10.261170	0.04%	19,897
2015	10.549847	10.257067	-2.78%	20,130
2014	10.312484	10.549847	2.30%	19,738
2013	10.861918	10.312484	-5.06%	23,741
2012	10.619417	10.861918	2.28%	18,806
2011	10.306571	10.619417	3.04%	17,997

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	20.854358	26.405359	26.62%	863
2019	15.877800	20.854358	31.34%	7,309
2018	17.991002	15.877800	-11.75%	1,189
2017	14.095292	17.991002	27.64%	403
2016	14.436052	14.095292	-2.36%	431
2015	13.904076	14.436052	3.83%	20,661
2014	14.010754	13.904076	-0.76%	393
2013	11.176181	14.010754	25.36%	401
2012	9.394355	11.176181	18.97%	438
2011	10.629301	9.394355	-11.62%	1,272
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	22.434941	33.122252	47.64%	13,485
2019	17.670266	22.434941	26.96%	10,958
2018	18.255174	17.670266	-3.20%	2,206
2017	14.657029	18.255174	24.55%	1,459
2016	13.789587	14.657029	6.29%	1,598
2015	13.295893	13.789587	3.71%	1,703
2014	12.625352	13.295893	5.31%	1,606
2013	9.995760	12.625352	26.31%	1,687
2012	8.737424	9.995760	14.40%	1,815
2011	9.406610	8.737424	-7.11%	2,839
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	18.084507	19.928160	10.19%	9,302
2019	14.767337	18.084507	22.46%	21,289
2018	15.494573	14.767337	-4.69%	10,944
2017	13.039542	15.494573	18.83%	15,228
2016	12.044352	13.039542	8.26%	17,171
2015	12.226688	12.044352	-1.49%	17,839
2014	11.382472	12.226688	7.42%	18,561
2013	8.784156	11.382472	29.58%	23,947
2012	7.700587	8.784156	14.07%	24,359
2011	8.082379	7.700587	-4.72%	25,780
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	14.151481	14.350499	1.41%	488
2019	13.302099	14.151481	6.39%	686
2018	13.979972	13.302099	-4.85%	731
2017	13.490590	13.979972	3.63%	678
2016	12.740906	13.490590	5.88%	629
2015	13.463479	12.740906	-5.37%	650
2014	13.299277	13.463479	1.23%	649
2013	13.802520	13.299277	-3.65%	652
2012	12.618776	13.802520	9.38%	577
2011	12.267503	12.618776	2.86%	546

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2020	29.663124	31.812653	7.25%	0
2019	23.592224	29.663124	25.73%	0
2018	24.280530	23.592224	-2.83%	0
2017	20.719226	24.280530	17.19%	261
2016	19.125757	20.719226	8.33%	285
2015	19.497213	19.125757	-1.91%	302
2014	17.893068	19.497213	8.97%	306
2013	14.038553	17.893068	27.46%	335
2012	12.654456	14.038553	10.94%	373
2011	12.935991	12.654456	-2.18%	416
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	29.351463	29.560399	0.71%	870
2019	23.714918	29.351463	23.77%	907
2018	26.301238	23.714918	-9.83%	919
2017	22.931176	26.301238	14.70%	958
2016	20.012585	22.931176	14.58%	1,059
2015	21.967720	20.012585	-8.90%	1,101
2014	20.695251	21.967720	6.15%	930
2013	15.695825	20.695251	31.85%	1,026
2012	13.630653	15.695825	15.15%	1,135
2011	14.352557	13.630653	-5.03%	1,508
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	10.672958	11.913865	11.63%	0
2019	9.528197	10.672958	12.01%	0
2018	10.684043	9.528197	-10.82%	0
2017	9.256427	10.684043	15.42%	0
2016	9.223586	9.256427	0.36%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	14.628774	16.046208	9.69%	0
2019	12.109939	14.628774	20.80%	0
2018	13.925070	12.109939	-13.03%	0
2017	11.926923	13.925070	16.75%	0
2016	11.293575	11.926923	5.61%	0
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	13.128269	14.031946	6.88%	0
2019	11.595667	13.128269	13.22%	0
2018	12.692033	11.595667	-8.64%	0
2017	11.622467	12.692033	9.20%	0
2016	11.239220	11.622467	3.41%	0
2015	11.656842	11.239220	-3.58%	8,420
2014	11.469003	11.656842	1.64%	8,522
2013	10.264545	11.469003	11.73%	8,614
2012	9.484681	10.264545	8.22%	8,702
2011	9.865025	9.484681	-3.86%	618
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	14.138340	15.357742	8.62%	79,675
2019	12.066030	14.138340	17.17%	84,448
2018	13.483910	12.066030	-10.52%	89,142
2017	11.947312	13.483910	12.86%	95,601
2016	11.422711	11.947312	4.59%	103,647
2015	11.879499	11.422711	-3.85%	101,864
2014	11.643410	11.879499	2.03%	104,326
2013	9.854361	11.643410	18.15%	105,598
2012	8.898775	9.854361	10.74%	107,585
2011	9.457221	8.898775	-5.90%	107,969
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	11.498002	12.055611	4.85%	26,847
2019	10.661228	11.498002	7.85%	27,324
2018	11.234458	10.661228	-5.10%	27,798
2017	10.838423	11.234458	3.65%	28,268
2016	10.630838	10.838423	1.95%	28,701
2015	10.989682	10.630838	-3.27%	6,877
2014	10.913127	10.989682	0.70%	6,987
2013	10.672242	10.913127	2.26%	7,093
2012	10.188217	10.672242	4.75%	17,862
2011	10.308704	10.188217	-1.17%	7,299
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	11.538950	11.811651	2.36%	0
2019	10.400154	11.538950	10.95%	0
2018	11.478837	10.400154	-9.40%	0
2017	10.262883	11.478837	11.85%	0
2016	9.976321	10.262883	2.87%	0
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.004222	12.559058	4.62%	5,987
2019	10.673032	12.004222	12.47%	6,099
2018	11.787722	10.673032	-9.46%	6,199
2017	10.268357	11.787722	14.80%	6,294
2016	9.920011	10.268357	3.51%	0
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	13.677812	14.753900	7.87%	8,238
2019	11.880088	13.677812	15.13%	8,376
2018	13.122733	11.880088	-9.47%	8,505
2017	11.814656	13.122733	11.07%	16,441
2016	11.357533	11.814656	4.02%	10,943
2015	11.780332	11.357533	-3.59%	13,694
2014	11.560275	11.780332	1.90%	13,770
2013	10.069798	11.560275	14.80%	13,840
2012	9.196320	10.069798	9.50%	19,213
2011	9.661834	9.196320	-4.82%	22,101
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	14.370697	15.721207	9.40%	0
2019	12.064597	14.370697	19.11%	0
2018	13.682485	12.064597	-11.82%	0
2017	11.890804	13.682485	15.07%	0
2016	11.340207	11.890804	4.86%	0
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	12.667601	13.462442	6.27%	0
2019	11.372579	12.667601	11.39%	0
2018	12.255655	11.372579	-7.21%	0
2017	11.444083	12.255655	7.09%	0
2016	11.078239	11.444083	3.30%	0
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	2,052
2013	10.450646	11.328751	8.40%	4,635
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	13.744996	14.088325	2.50%	1,948
2019	12.538971	13.744996	9.62%	1,901
2018	15.263937	12.538971	-17.85%	1,698
2017	12.762624	15.263937	19.60%	1,638
2016	12.951272	12.762624	-1.46%	1,775
2015	13.830092	12.951272	-6.35%	1,703
2014	15.450904	13.830092	-10.49%	1,407
2013	13.202184	15.450904	17.03%	1,345
2012	11.331470	13.202184	16.51%	1,465
2011	13.277584	11.331470	-14.66%	2,450
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z - Q/NQ
2020*	10.000000	11.719490	17.19%	1,854
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2020	11.656513	12.128585	4.05%	274
2019	11.004394	11.656513	5.93%	266
2018	11.372198	11.004394	-3.23%	292
2017	11.200787	11.372198	1.53%	269
2016	10.945211	11.200787	2.34%	242
2015	11.331400	10.945211	-3.41%	243
2014	11.108157	11.331400	2.01%	249
2013	11.646760	11.108157	-4.62%	251
2012	11.120167	11.646760	4.74%	218
2011	10.740293	11.120167	3.54%	195
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	12.432749	13.211029	6.26%	0
2019	11.641230	12.432749	6.80%	0
2018	12.123774	11.641230	-3.98%	0
2017	11.988523	12.123774	1.13%	0
2016	11.904234	11.988523	0.71%	0
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.396221	10.510255	1.10%	0
2019	10.009062	10.396221	3.87%	0
2018*	10.000000	10.009062	0.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2020	30.217704	33.274371	10.12%	1,221
2019	25.278869	30.217704	19.54%	1,221
2018	31.507248	25.278869	-19.77%	4,291
2017	22.892092	31.507248	37.63%	4,045
2016	21.854914	22.892092	4.75%	4,719
2015	26.773426	21.854914	-18.37%	4,682
2014	29.144341	26.773426	-8.14%	4,309

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	20.631583	21.314877	3.31%	0
2019	18.451471	20.631583	11.82%	0
2018	19.522506	18.451471	-5.49%	0
2017	18.763999	19.522506	4.04%	0
2016	16.865947	18.763999	11.25%	721
2015	17.770721	16.865947	-5.09%	721
2014	17.782223	17.770721	-0.06%	2,465
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	10.924353	11.293382	3.38%	556
2019	10.548742	10.924353	3.56%	514
2018	10.831515	10.548742	-2.61%	559
2017	10.887230	10.831515	-0.51%	512
2016	11.089083	10.887230	-1.82%	447
2015	11.391655	11.089083	-2.66%	427
2014	11.178962	11.391655	1.90%	432
2013	11.956428	11.178962	-6.50%	421
2012	11.906138	11.956428	0.42%	356
2011	11.390386	11.906138	4.53%	305
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	7.792651	7.612425	-2.31%	3,673
2019	7.856603	7.792651	-0.81%	3,683
2018	7.952735	7.856603	-1.21%	3,733
2017	8.126009	7.952735	-2.13%	4,832
2016	8.337415	8.126009	-2.54%	4,407
2015	8.555579	8.337415	-2.55%	4,147
2014	8.779455	8.555579	-2.55%	4,125
2013	9.009187	8.779455	-2.55%	3,926
2012	9.245579	9.009187	-2.56%	3,528
2011	9.486829	9.245579	-2.54%	3,305
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2020	9.045922	9.492693	4.94%	1,073
2019	7.806189	9.045922	15.88%	957
2018	9.403671	7.806189	-16.99%	902
2017	7.593107	9.403671	23.84%	1,380
2016	7.742192	7.593107	-1.93%	1,500
2015	8.209248	7.742192	-5.69%	1,469
2014	8.485170	8.209248	-3.25%	1,365
2013	7.406374	8.485170	14.57%	1,366
2012	6.596234	7.406374	12.28%	1,409
2011	7.520638	6.596234	-12.29%	1,442

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	9.944448	10.381535	4.40%	314
2019	8.419518	9.944448	18.11%	490
2018	10.062709	8.419518	-16.33%	482
2017	8.296208	10.062709	21.29%	466
2016	8.468400	8.296208	-2.03%	492
2015	8.812461	8.468400	-3.90%	485
2014	9.639599	8.812461	-8.58%	378
2013	8.174218	9.639599	17.93%	364
2012	7.096218	8.174218	15.19%	392
2011	8.355280	7.096218	-15.07%	385
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	27.203658	29.907670	9.94%	0
2019	22.561172	27.203658	20.58%	0
2018	25.404617	22.561172	-11.19%	71
2017	22.010817	25.404617	15.42%	167
2016	20.631727	22.010817	6.68%	270
2015	21.385114	20.631727	-3.52%	388
2014	20.902649	21.385114	2.31%	501
2013	16.856410	20.902649	24.00%	623
2012	14.924933	16.856410	12.94%	776
2011	15.941481	14.924933	-6.38%	1,826
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	16.441528	17.529421	6.62%	16,383
2019	14.627643	16.441528	12.40%	16,723
2018	15.777749	14.627643	-7.29%	17,052
2017	14.567863	15.777749	8.31%	17,373
2016	14.061722	14.567863	3.60%	17,674
2015	14.454808	14.061722	-2.72%	17,980
2014	14.182742	14.454808	1.92%	21,812
2013	12.831316	14.182742	10.53%	22,115
2012	12.037977	12.831316	6.59%	22,300
2011	12.243948	12.037977	-1.68%	22,587
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	20.029143	21.786307	8.77%	11,538
2019	17.136146	20.029143	16.88%	11,735
2018	18.803911	17.136146	-8.87%	11,925
2017	16.805757	18.803911	11.89%	17,859
2016	16.005533	16.805757	5.00%	18,903
2015	16.512212	16.005533	-3.07%	33,535
2014	16.104915	16.512212	2.53%	33,998
2013	13.830086	16.104915	16.45%	34,423
2012	12.643935	13.830086	9.38%	40,305
2011	13.096652	12.643935	-3.46%	43,043

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	12.955404	13.472869	3.99%	0
2019	12.137332	12.955404	6.74%	0
2018	12.685488	12.137332	-4.32%	0
2017	12.316570	12.685488	3.00%	0
2016	12.121144	12.316570	1.61%	0
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	758
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	11.536059	11.754568	1.89%	0
2019	10.476182	11.536059	10.12%	0
2018	11.392814	10.476182	-8.05%	0
2017	10.251628	11.392814	11.13%	0
2016	9.951129	10.251628	3.02%	0
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	12.079473	12.516366	3.62%	0
2019	10.755491	12.079473	12.31%	0
2018	11.749945	10.755491	-8.46%	0
2017	10.307918	11.749945	13.99%	0
2016	9.889480	10.307918	4.23%	0
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	20.094005	21.607320	7.53%	8,703
2019	17.512185	20.094005	14.74%	8,793
2018	19.055448	17.512185	-8.10%	8,862
2017	17.314355	19.055448	10.06%	9,005
2016	16.581702	17.314355	4.42%	12,090
2015	17.072766	16.581702	-2.88%	14,089
2014	16.656509	17.072766	2.50%	14,262
2013	14.655419	16.656509	13.65%	14,418
2012	13.572366	14.655419	7.98%	14,508
2011	13.932384	13.572366	-2.58%	20,474

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.307089	26.607667	9.46%	21,044
2019	20.473955	24.307089	18.72%	21,044
2018	22.772424	20.473955	-10.09%	21,044
2017	20.026333	22.772424	13.71%	21,044
2016	18.942264	20.026333	5.72%	21,044
2015	19.580880	18.942264	-3.26%	22,730
2014	19.144282	19.580880	2.28%	22,730
2013	16.052812	19.144282	19.26%	22,730
2012	14.481183	16.052812	10.85%	24,693
2011	15.182222	14.481183	-4.62%	24,693
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	16.404283	17.353248	5.78%	13,069
2019	14.833471	16.404283	10.59%	13,346
2018	15.814004	14.833471	-6.20%	13,618
2017	14.857986	15.814004	6.43%	13,877
2016	14.423121	14.857986	3.02%	14,125
2015	14.805082	14.423121	-2.58%	14,367
2014	14.505035	14.805082	2.07%	14,596
2013	13.470774	14.505035	7.68%	14,806
2012	12.795373	13.470774	5.28%	14,659
2011	12.864085	12.795373	-0.53%	14,849
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.384758	10.840999	4.39%	0
2019*	10.000000	10.384758	3.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.683021	12.051397	12.81%	0
2019*	10.000000	10.683021	6.83%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2020	20.087379	25.431569	26.60%	168
2019	15.829473	20.087379	26.90%	338
2018	16.809340	15.829473	-5.83%	334
2017	13.279826	16.809340	26.58%	391
2016	13.360452	13.279826	-0.60%	421
2015	13.294008	13.360452	0.50%	426
2014	12.384991	13.294008	7.34%	374
2013	9.455041	12.384991	30.99%	406
2012	8.354559	9.455041	13.17%	426
2011	8.859090	8.354559	-5.70%	464
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2020	12.271356	12.806516	4.36%	0
2019	10.584536	12.271356	15.94%	0
2018	11.413278	10.584536	-7.26%	0
2017	9.962310	11.413278	14.56%	0
2016	9.417301	9.962310	5.79%	0
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2020	14.120424	14.721009	4.25%	0
2019	11.878613	14.120424	18.87%	0
2018	12.513458	11.878613	-5.07%	0
2017	10.550698	12.513458	18.60%	0
2016	9.837767	10.550698	7.25%	0
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2020	34.148833	39.444062	15.51%	0
2019	25.516251	34.148833	33.83%	0
2018	26.597647	25.516251	-4.07%	1,823
2017	21.477644	26.597647	23.84%	2,314
2016	21.328997	21.477644	0.70%	3,291
2015	20.880164	21.328997	2.15%	1,278
2014	19.736633	20.880164	5.79%	1,119
2013	14.860568	19.736633	32.81%	1,149
2012	12.877914	14.860568	15.40%	1,204
2011	13.552335	12.877914	-4.98%	556
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2020	26.344496	26.030283	-1.19%	0
2019	21.339706	26.344496	23.45%	991
2018	24.192566	21.339706	-11.79%	1,035
2017	22.892101	24.192566	5.68%	261
2016	19.539878	22.892101	17.16%	261
2015	20.983330	19.539878	-6.88%	266
2014	19.063981	20.983330	10.07%	9,782
2013	14.857003	19.063981	28.32%	11,761
2012	13.322188	14.857003	11.52%	219
2011	13.603911	13.322188	-2.07%	236
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.758328	17.58%	2,319
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	39.770879	43.839708	10.23%	0
2019	32.479909	39.770879	22.45%	45
2018	37.617452	32.479909	-13.66%	44
2017	33.338231	37.617452	12.84%	47
2016	28.438030	33.338231	17.23%	50
2015	29.941009	28.438030	-5.02%	54
2014	28.079326	29.941009	6.63%	57
2013	21.656579	28.079326	29.66%	58
2012	18.918860	21.656579	14.47%	67
2011	19.919798	18.918860	-5.02%	10,023

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	19.686942	18.965209	-3.67%	356
2019	16.312200	19.686942	20.69%	309
2018	19.277733	16.312200	-15.38%	3,154
2017	17.375973	19.277733	10.94%	3,049
2016	15.161768	17.375973	14.60%	2,820
2015	16.020867	15.161768	-5.36%	3,051
2014	14.048896	16.020867	14.04%	2,991
2013	10.625415	14.048896	32.22%	3,343
2012	9.372148	10.625415	13.37%	3,536
2011	9.845472	9.372148	-4.81%	3,529
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2020	29.360542	40.204545	36.93%	58
2019	22.255389	29.360542	31.93%	73
2018	24.886092	22.255389	-10.57%	70
2017	20.486095	24.886092	21.48%	79
2016	19.453096	20.486095	5.31%	86
2015	19.857030	19.453096	-2.03%	88
2014	19.872287	19.857030	-0.08%	70
2013	14.165904	19.872287	40.28%	65
2012	12.854435	14.165904	10.20%	74
2011	13.304735	12.854435	-3.38%	83
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2020	33.053148	33.805118	2.28%	109
2019	28.576720	33.053148	15.66%	94
2018	35.388948	28.576720	-19.25%	84
2017	33.389597	35.388948	5.99%	82
2016	27.274525	33.389597	22.42%	88
2015	29.866824	27.274525	-8.68%	93
2014	28.706308	29.866824	4.04%	70
2013	21.037040	28.706308	36.46%	68
2012	17.944994	21.037040	17.23%	79
2011	19.475784	17.944994	-7.86%	92
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2020	34.400655	41.018209	19.24%	0
2019	28.160899	34.400655	22.16%	0
2018	33.157766	28.160899	-15.07%	0
2017	30.055699	33.157766	10.32%	0
2016	25.166360	30.055699	19.43%	286
2015	26.323873	25.166360	-4.40%	286
2014	26.863444	26.323873	-2.01%	275
2013	19.612714	26.863444	36.97%	275
2012	17.467384	19.612714	12.28%	275
2011	19.027826	17.467384	-8.20%	936

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	18.093306	19.994754	10.51%	1,440
2019	14.495430	18.093306	24.82%	1,573
2018	15.661239	14.495430	-7.44%	4,806
2017	12.880503	15.661239	21.59%	5,509
2016	11.640080	12.880503	10.66%	5,834
2015	12.088895	11.640080	-3.71%	6,125
2014	11.641640	12.088895	3.84%	6,222
2013	8.322867	11.641640	39.88%	6,495
2012	7.310415	8.322867	13.85%	7,474
2011	8.491116	7.310415	-13.91%	7,789
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2020	18.826366	20.793238	10.45%	0
2019	15.326830	18.826366	22.83%	0
2018	16.712104	15.326830	-8.29%	0
2017	14.487598	16.712104	15.35%	0
2016	13.500832	14.487598	7.31%	0
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2020	15.366886	14.121608	-8.10%	0
2019	12.088530	15.366886	27.12%	0
2018	12.931366	12.088530	-6.52%	0
2017	12.500743	12.931366	3.44%	0
2016	11.967852	12.500743	4.45%	0
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	19.058837	21.888391	14.85%	0
2019	14.947649	19.058837	27.50%	39,067
2018	16.127017	14.947649	-7.31%	42,421
2017	13.650424	16.127017	18.14%	55,515
2016	12.573658	13.650424	8.56%	62,915
2015	12.782159	12.573658	-1.63%	34,296
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	9.269587	9.289039	0.21%	0
2019	9.138619	9.269587	1.43%	177
2018	9.302776	9.138619	-1.76%	187
2017	9.397131	9.302776	-1.00%	179
2016	9.407928	9.397131	-0.11%	163
2015	9.687166	9.407928	-2.88%	157
2014	9.891801	9.687166	-2.07%	162
2013	10.139962	9.891801	-2.45%	156
2012	10.051801	10.139962	0.88%	138
2011	10.181934	10.051801	-1.28%	120
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	16.229630	18.871258	16.28%	0
2019	13.327657	16.229630	21.77%	0
2018	15.428709	13.327657	-13.62%	0
2017	13.865015	15.428709	11.28%	0
2016	11.770191	13.865015	17.80%	687
2015	12.698164	11.770191	-7.31%	687
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2020	20.066407	31.385622	56.41%	521
2019	15.048029	20.066407	33.35%	693
2018	16.615262	15.048029	-9.43%	713
2017	13.369108	16.615262	24.28%	813
2016	12.934688	13.369108	3.36%	883
2015	13.319259	12.934688	-2.89%	872
2014	13.177666	13.319259	1.07%	813
2013	9.755918	13.177666	35.07%	792
2012	8.732915	9.755918	11.71%	901
2011	9.378430	8.732915	-6.88%	990
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	8.651835	8.722751	0.82%	0
2019	8.562546	8.651835	1.04%	0
2018	8.699031	8.562546	-1.57%	0
2017	8.847186	8.699031	-1.67%	0
2016	8.968705	8.847186	-1.35%	0
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	10.859809	11.419798	5.16%	0
2019	9.972792	10.859809	8.89%	0
2018	10.824881	9.972792	-7.87%	0
2017	9.796623	10.824881	10.50%	0
2016	8.903234	9.796623	10.03%	0
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2020	10.438408	10.841534	3.86%	0
2019	9.342624	10.438408	11.73%	0
2018	10.074589	9.342624	-7.27%	0
2017	9.416520	10.074589	6.99%	0
2016	8.534561	9.416520	10.33%	0
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	10.560994	11.389011	7.84%	3,558
2019	10.136161	10.560994	4.19%	3,558
2018	10.844618	10.136161	-6.53%	3,558
2017	10.048882	10.844618	7.92%	3,558
2016	10.020181	10.048882	0.29%	3,558
2015	11.077206	10.020181	-9.54%	3,844
2014	11.332956	11.077206	-2.26%	3,844
2013	12.446898	11.332956	-8.95%	3,844
2012	12.138362	12.446898	2.54%	4,175
2011	11.488230	12.138362	5.66%	4,175
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	10.140324	10.167284	0.27%	5,340
2019	10.012797	10.140324	1.27%	5,320
2018	10.251948	10.012797	-2.33%	5,576
2017	10.389373	10.251948	-1.32%	6,175
2016	10.523153	10.389373	-1.27%	5,675
2015	10.776015	10.523153	-2.35%	5,418
2014	10.975869	10.776015	-1.82%	6,261
2013	11.289295	10.975869	-2.78%	6,079
2012	10.955543	11.289295	3.05%	42,373
2011	11.129257	10.955543	-1.56%	4,768
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	9.889486	9.843586	-0.46%	0
2019	9.881831	9.889486	0.08%	0
2018	9.999140	9.881831	-1.17%	0
2017	10.028880	9.999140	-0.30%	0
2016*	10.000000	10.028880	0.29%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	10.458872	11.061676	5.76%	5,670
2019	9.914845	10.458872	5.49%	37,794
2018	10.240757	9.914845	-3.18%	6,489
2017	10.025066	10.240757	2.15%	6,161
2016	10.027595	10.025066	-0.03%	5,724
2015	10.255570	10.027595	-2.22%	5,568
2014	10.102889	10.255570	1.51%	5,280
2013	10.584565	10.102889	-4.55%	5,198
2012	9.919841	10.584565	6.70%	4,587
2011*	10.000000	9.919841	-0.80%	4,269
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	17.464064	19.077184	9.24%	0
2019	14.319254	17.464064	21.96%	0
2018	18.169149	14.319254	-21.19%	0
2017	14.728201	18.169149	23.36%	0
2016	15.492662	14.728201	-4.93%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.389945	33.90%	0
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020	12.656183	13.049035	3.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	39.255014	49.450960	25.97%	0
2019	31.316318	39.255014	25.35%	2,083
2018	31.867520	31.316318	-1.73%	3,383
2017	25.685022	31.867520	24.07%	4,165
2016	29.518552	25.685022	-12.99%	4,885
2015	26.932388	29.518552	9.60%	4,784
2014	21.060683	26.932388	27.88%	1,998
2013	14.358445	21.060683	46.68%	2,413
2012	11.248058	14.358445	27.65%	2,743
2011	10.455834	11.248058	7.58%	2,672
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.286300	6.121404	15.80%	0
2019	4.863116	5.286300	8.70%	0
2018	6.973184	4.863116	-30.26%	9,508
2017	7.299016	6.973184	-4.46%	7,599
2016	5.222290	7.299016	39.77%	6,773
2015	8.074339	5.222290	-35.32%	8,714
2014	10.273556	8.074339	-21.41%	5,462
2013	9.558322	10.273556	7.48%	4,186
2012*	10.000000	9.558322	-4.42%	3,606

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	5.433814	6.307287	16.07%	0
2019	4.984389	5.433814	9.02%	0
2018	7.132621	4.984389	-30.12%	0
2017	7.445137	7.132621	-4.20%	0
2016	5.315815	7.445137	40.06%	0
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.702926	10.268260	-4.06%	0
2019*	10.000000	10.702926	7.03%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	30.716299	47.231014	53.77%	252
2019	25.250586	30.716299	21.65%	2,883
2018	25.580440	25.250586	-1.29%	3,147
2017	20.854950	25.580440	22.66%	344
2016	19.860591	20.854950	5.01%	655
2015	20.985323	19.860591	-5.36%	669
2014	21.946731	20.985323	-4.38%	890
2013	14.990650	21.946731	46.40%	360
2012	14.261374	14.990650	5.11%	432
2011	15.338966	14.261374	-7.03%	495

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a SEP IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age a Simple IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. Because of Treasury Regulation valuation rules, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;

•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Taxation of Lifetime Withdrawals Under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider
While the tax treatment for withdrawals for benefits such as 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.

Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.

If the Contract Owner purchases the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners, distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendar year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).

(b)	if there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA, SEP IRA, or Simple IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner's death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In additional, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:

•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.